UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7851
                                   --------

                          Franklin Templeton Fund Allocator Series
                          ----------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

Item 1. Reports to Stockholders.

                                                             JULY 31, 2003


Franklin Templeton
Conservative Target Fund

Franklin Templeton
Moderate Target Fund

Franklin Templeton
Growth Target Fund



[GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                ASSET ALLOCATION



                               Franklin Templeton
                              Fund Allocator Series

Want to receive
this document
FASTER via email?
Eligible shareholders can
sign up for delivery at
franklintempleton.com.
See inside for details

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

                     Contents

SHAREHOLDER LETTER ..................... 1

ANNUAL REPORT
Franklin Templeton
Conservative Target Fund ............... 3
Franklin Templeton
Moderate Target Fund ...................11
Franklin Templeton
Growth Target Fund .....................18
Financial Highlights &
Statements of Investments ..............25
Financial Statements ...................37
Notes to
Financial Statements ...................41
Independent
Auditors' Report .......................48
Tax Designation ........................49
Board Members
and Officers ...........................50





Annual Report




Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.



We are pleased to bring you Franklin Templeton Conservative Target Fund's annual report for the fiscal year ended July 31, 2003.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Templeton Conservative Target Fund-Class A posted a +8.99% cumulative total return, as shown in the Performance Summary beginning on page 7. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers Government/ Credit Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 7.35%. 1

ECONOMIC AND MARKET OVERVIEW

During the year under review, the U.S. economy experienced mixed growth. While the economy grew strongly in 2002's third quarter, expanding at a 4.0% annualized rate, several factors including war in Iraq weighed on manufacturers and consumers. Growth slowed in the subsequent two quarters to 1.4% annualized, followed by annualized 3.1% expansion in 2003's second quarter.





1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers Government/ Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar-denominated issues. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 25%, MSCI EAFE 10%, Lehman Brothers Government/Credit Index 45% and P&R 90 Day T-Bill 20%.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 28.


                                                             Annual Report | 3

TOP FIVE FUND HOLDINGS
Franklin Templeton Conservative Target Fund
7/31/03

------------------------------------------------------------------
                                                  % OF TOTAL
                                                  NET ASSETS
------------------------------------------------------------------
  Franklin Strategic Mortgage Portfolio              18.3%
  Franklin Small Cap Growth Fund II                  10.3%
  Templeton Global Bond Fund                          9.8%
  Franklin Total Return Fund                          7.5%
  Mutual Shares Fund                                  6.9%
------------------------------------------------------------------

In the absence of inflationary pressures, the Federal Reserve Board (the Fed) continued to add monetary liquidity by reducing short-term interest rates. The Fed lowered the federal funds target rate 75 basis points during the reporting period to 1.00%, a 45-year low. The yield curve steepened slightly, increasing the differential between long- and short-term interest rates.

During the 12 months ended July 31, 2003, equity markets began to show signs of life, with a sustained rally finally taking hold during the second half of the period. Overall, most major indexes were up for the period--the S&P 500 rose 10.64%, while the technology-laden Nasdaq Composite Index rose 31.40%. 1, 2 In terms of capitalization, small cap stocks generally did better than large cap. Investment style results were a little more mixed, with no clear difference between growth stocks and their value counterparts. Overseas markets also were up during the reporting period, but continued to lag some domestic markets. For example, the MSCI Emerging Markets Free (EMF) Index rose 23.01% during the year under review, while the MSCI EAFE Index gained 6.76%. 1, 3

Bond markets generally performed well, producing positive returns for most of the period before experiencing a sharp sell-off in July. Higher-rated securities, including Treasuries and mortgages, continued to benefit from lower interest rates. Meanwhile, high yield bonds were the best-performing bond sector, reversing a long run of weak performance as the outlook for corporate credit improved. The Lehman Brothers Government/Credit Index posted a 7.12% return for the 12 months ended July 31, 2003. 1

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. For your reference, the following asset class allocations are prescribed for Franklin Templeton Conservative Target Fund: 40% equity, 40% fixed income, and 20% short-term investments and other net assets.


2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI EMF Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4 | Annual Report

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 7/31/03
Domestic Fixed Income ................. 29.7%
Domestic Equity ....................... 27.9%
Foreign Equity ........................ 12.3%
Foreign Fixed Income ..................  9.8%
Short-Term Investments &
Other Net Assets ...................... 20.3%


MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

While domestic growth fund holdings such as Franklin Small Cap Growth Fund II and Franklin Capital Growth Fund performed relatively better versus their equity benchmark, domestic value fund holdings such as Mutual Shares Fund underperformed the benchmark. Meanwhile, foreign equity fund holdings such as Templeton Foreign Fund and Mutual European Fund, although positive during the period, trailed their benchmark. On the fixed income side, performance of bond fund holdings was mixed versus the benchmark. Noteworthy outperformers were Templeton Global Bond Fund and Franklin Strategic Income Fund, a result of strong performance in their respective international and high yield sectors.






                                                             Annual Report | 5

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/S/SIGNATURE


T. Anthony Coffey
Portfolio Manager
Franklin Templeton Fund Allocator Series





THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 7/31/03

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND



Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION


---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                  +0.67           $10.91            $10.24
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2345
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.66           $10.80            $10.14
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1608
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.66           $10.89            $10.23
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2237



       Annual Report | Past performance does not guarantee future results. | 7

PERFORMANCE


---------------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR         5-YEAR    INCEPTION (12/31/96)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +8.99%         +26.68%           +45.83%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +2.77%          +3.61%            +4.95%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,277         $11,941           $13,745
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     -1.50%          +3.33%            +5.00%
---------------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR         5-YEAR    INCEPTION (12/31/96)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +8.20%         +22.06%           +38.45%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +6.15%          +3.86%            +4.91%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,615         $12,084           $13,708
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     +1.74%          +3.58%            +4.97%
---------------------------------------------------------------------------------------------------------
  CLASS R                                                               1-YEAR     INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +8.79%            +2.93%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +7.79%            +1.85%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $10,779           $10,293
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                                     +3.20%            +1.23%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/31/96-7/31/03)

                FT Conservative                              MSCI EAFE 5
Date         Target Fund - Class A        S&P 500 5       (Gross Dividends)  LB U.S. Gov't./Credit Index 5    U.S. Treasury Bills 5
----         ---------------------        -------        -----------------    ---------------------------       -------------------
12/31/96             $9,425               $10,000              $10,000                 $10,000                        $10,000
1/31/97              $9,576               $10,624               $9,652                 $10,012                        $10,045
2/28/97              $9,585               $10,708               $9,812                 $10,033                        $10,083
3/31/97              $9,474               $10,269               $9,850                  $9,914                        $10,126
4/30/97              $9,502               $10,881               $9,905                 $10,058                        $10,171
5/31/97              $9,814               $11,542              $10,551                 $10,152                        $10,222
6/30/97             $10,028               $12,060              $11,136                 $10,274                        $10,260
7/31/97             $10,293               $13,018              $11,319                 $10,588                        $10,304
8/31/97             $10,189               $12,289              $10,475                 $10,470                        $10,350
9/30/97             $10,570               $12,962              $11,064                 $10,634                        $10,398
10/31/97            $10,351               $12,529              $10,217                 $10,804                        $10,437
11/30/97            $10,408               $13,109              $10,114                 $10,861                        $10,483
12/31/97            $10,513               $13,334              $10,205                 $10,975                        $10,528
1/31/98             $10,503               $13,481              $10,675                 $11,130                        $10,581
2/28/98             $10,797               $14,453              $11,362                 $11,108                        $10,622
3/31/98             $11,036               $15,193              $11,715                 $11,142                        $10,674
4/30/98             $11,095               $15,346              $11,809                 $11,198                        $10,723
5/31/98             $10,987               $15,082              $11,755                 $11,318                        $10,770
6/30/98             $10,988               $15,695              $11,847                 $11,433                        $10,814
7/31/98             $10,850               $15,528              $11,970                 $11,442                        $10,861
8/31/98             $10,219               $13,286              $10,489                 $11,666                        $10,912
9/30/98             $10,397               $14,138              $10,170                 $11,999                        $10,969
10/31/98            $10,526               $15,287              $11,233                 $11,914                        $11,012
11/30/98            $10,715               $16,213              $11,812                 $11,985                        $11,047
12/31/98            $10,826               $17,147              $12,281                 $12,015                        $11,092
1/31/99             $10,898               $17,864              $12,248                 $12,101                        $11,136
2/28/99             $10,754               $17,308              $11,959                 $11,813                        $11,171
3/31/99             $10,916               $18,001              $12,461                 $11,872                        $11,219
4/30/99             $11,185               $18,697              $12,968                 $11,901                        $11,261
5/31/99             $11,092               $18,256              $12,303                 $11,779                        $11,304
6/30/99             $11,273               $19,269              $12,785                 $11,742                        $11,345
7/31/99             $11,200               $18,668              $13,169                 $11,709                        $11,393
8/31/99             $11,211               $18,575              $13,220                 $11,700                        $11,436
9/30/99             $11,196               $18,066              $13,356                 $11,805                        $11,487
10/31/99            $11,501               $19,209              $13,860                 $11,836                        $11,531
11/30/99            $12,123               $19,599              $14,345                 $11,829                        $11,578
12/31/99            $13,021               $20,754              $15,634                 $11,757                        $11,631
1/31/00             $12,881               $19,712              $14,643                 $11,753                        $11,676
2/29/00             $13,950               $19,339              $15,040                 $11,900                        $11,729
3/31/00             $13,756               $21,231              $15,626                 $12,073                        $11,787
4/30/00             $13,245               $20,592              $14,808                 $12,014                        $11,848
5/31/00             $12,962               $20,170              $14,449                 $12,003                        $11,912
6/30/00             $13,335               $20,668              $15,017                 $12,248                        $11,963
7/31/00             $13,302               $20,345              $14,391                 $12,378                        $12,018
8/31/00             $13,818               $21,609              $14,519                 $12,552                        $12,080
9/30/00             $13,675               $20,468              $13,815                 $12,600                        $12,147
10/31/00            $13,487               $20,382              $13,492                 $12,679                        $12,209
11/30/00            $12,999               $18,776              $12,988                 $12,896                        $12,276
12/31/00            $13,418               $18,868              $13,453                 $13,150                        $12,347
1/31/01             $13,781               $19,538              $13,447                 $13,371                        $12,427
2/28/01             $13,348               $17,758              $12,439                 $13,509                        $12,478
3/31/01             $13,004               $16,634              $11,616                 $13,571                        $12,541
4/30/01             $13,416               $17,924              $12,430                 $13,469                        $12,592
5/31/01             $13,498               $18,045              $12,001                 $13,547                        $12,641
6/30/01             $13,439               $17,606              $11,515                 $13,612                        $12,679
7/31/01             $13,380               $17,434              $11,307                 $13,951                        $12,721
8/31/01             $13,214               $16,344              $11,023                 $14,130                        $12,763
9/30/01             $12,493               $15,025               $9,909                 $14,260                        $12,819
10/31/01            $12,839               $15,312              $10,162                 $14,622                        $12,852
11/30/01            $13,150               $16,486              $10,537                 $14,382                        $12,879
12/31/01            $13,295               $16,631              $10,601                 $14,268                        $12,900
1/31/02             $13,283               $16,389              $10,038                 $14,373                        $12,918
2/28/02             $13,271               $16,072              $10,109                 $14,495                        $12,935
3/31/02             $13,544               $16,677              $10,661                 $14,200                        $12,954
4/30/02             $13,581               $15,666              $10,738                 $14,476                        $12,974
5/31/02             $13,532               $15,552              $10,884                 $14,609                        $12,994
6/30/02             $13,141               $14,444              $10,455                 $14,733                        $13,014
7/31/02             $12,611               $13,319               $9,424                 $14,910                        $13,032
8/31/02             $12,698               $13,406               $9,405                 $15,244                        $13,052
9/30/02             $12,306               $11,950               $8,398                 $15,572                        $13,073
10/31/02            $12,541               $13,000               $8,850                 $15,422                        $13,092
11/30/02            $12,876               $13,765               $9,252                 $15,432                        $13,113
12/31/02            $12,792               $12,957               $8,942                 $15,841                        $13,126
1/31/03             $12,742               $12,619               $8,569                 $15,841                        $13,141
2/28/03             $12,704               $12,429               $8,373                 $16,123                        $13,152
3/31/03             $12,687               $12,549               $8,215                 $16,102                        $13,167
4/30/03             $13,152               $13,583               $9,030                 $16,274                        $13,180
5/31/03             $13,654               $14,297               $9,585                 $16,736                        $13,193
6/30/03             $13,732               $14,480               $9,822                 $16,669                        $13,209
7/31/03             $13,745               $14,735              $10,062                 $15,971                        $13,218

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (12/31/96 - 7/31/03)

                FT Conservative                            MSCI EAFE 5
Date         Target Fund - Class C     S&P 500 5       (Gross Dividends)    LB U.S. Gov't./Credit Index 5      U.S. Treasury Bills 5
----         ---------------------     ---------        -----------------    ---------------------------       -------------------
12/31/96               $9,901            $10,000             $10,000                  $10,000                        $10,000
1/31/97               $10,059            $10,624              $9,652                  $10,012                        $10,045
2/28/97               $10,050            $10,708              $9,812                  $10,033                        $10,083
3/31/97                $9,899            $10,269              $9,850                   $9,914                        $10,126
4/30/97                $9,929            $10,881              $9,905                  $10,058                        $10,171
5/31/97               $10,257            $11,542             $10,551                  $10,152                        $10,222
6/30/97               $10,472            $12,060             $11,136                  $10,274                        $10,260
7/31/97               $10,740            $13,018             $11,319                  $10,588                        $10,304
8/31/97               $10,611            $12,289             $10,475                  $10,470                        $10,350
9/30/97               $11,001            $12,962             $11,064                  $10,634                        $10,398
10/31/97              $10,771            $12,529             $10,217                  $10,804                        $10,437
11/30/97              $10,831            $13,109             $10,114                  $10,861                        $10,483
12/31/97              $10,932            $13,334             $10,205                  $10,975                        $10,528
1/31/98               $10,912            $13,481             $10,675                  $11,130                        $10,581
2/28/98               $11,209            $14,453             $11,362                  $11,108                        $10,622
3/31/98               $11,455            $15,193             $11,715                  $11,142                        $10,674
4/30/98               $11,506            $15,346             $11,809                  $11,198                        $10,723
5/31/98               $11,393            $15,082             $11,755                  $11,318                        $10,770
6/30/98               $11,385            $15,695             $11,847                  $11,433                        $10,814
7/31/98               $11,231            $15,528             $11,970                  $11,442                        $10,861
8/31/98               $10,572            $13,286             $10,489                  $11,666                        $10,912
9/30/98               $10,750            $14,138             $10,170                  $11,999                        $10,969
10/31/98              $10,874            $15,287             $11,233                  $11,914                        $11,012
11/30/98              $11,061            $16,213             $11,812                  $11,985                        $11,047
12/31/98              $11,171            $17,147             $12,281                  $12,015                        $11,092
1/31/99               $11,235            $17,864             $12,248                  $12,101                        $11,136
2/28/99               $11,085            $17,308             $11,959                  $11,813                        $11,171
3/31/99               $11,250            $18,001             $12,461                  $11,872                        $11,219
4/30/99               $11,508            $18,697             $12,968                  $11,901                        $11,261
5/31/99               $11,411            $18,256             $12,303                  $11,779                        $11,304
6/30/99               $11,586            $19,269             $12,785                  $11,742                        $11,345
7/31/99               $11,510            $18,668             $13,169                  $11,709                        $11,393
8/31/99               $11,510            $18,575             $13,220                  $11,700                        $11,436
9/30/99               $11,493            $18,066             $13,356                  $11,805                        $11,487
10/31/99              $11,798            $19,209             $13,860                  $11,836                        $11,531
11/30/99              $12,418            $19,599             $14,345                  $11,829                        $11,578
12/31/99              $13,338            $20,754             $15,634                  $11,757                        $11,631
1/31/00               $13,182            $19,712             $14,643                  $11,753                        $11,676
2/29/00               $14,274            $19,339             $15,040                  $11,900                        $11,729
3/31/00               $14,060            $21,231             $15,626                  $12,073                        $11,787
4/30/00               $13,534            $20,592             $14,808                  $12,014                        $11,848
5/31/00               $13,243            $20,170             $14,449                  $12,003                        $11,912
6/30/00               $13,602            $20,668             $15,017                  $12,248                        $11,963
7/31/00               $13,568            $20,345             $14,391                  $12,378                        $12,018
8/31/00               $14,076            $21,609             $14,519                  $12,552                        $12,080
9/30/00               $13,927            $20,468             $13,815                  $12,600                        $12,147
10/31/00              $13,733            $20,382             $13,492                  $12,679                        $12,209
11/30/00              $13,221            $18,776             $12,988                  $12,896                        $12,276
12/31/00              $13,640            $18,868             $13,453                  $13,150                        $12,347
1/31/01               $14,000            $19,538             $13,447                  $13,371                        $12,427
2/28/01               $13,557            $17,758             $12,439                  $13,509                        $12,478
3/31/01               $13,198            $16,634             $11,616                  $13,571                        $12,541
4/30/01               $13,607            $17,924             $12,430                  $13,469                        $12,592
5/31/01               $13,679            $18,045             $12,001                  $13,547                        $12,641
6/30/01               $13,607            $17,606             $11,515                  $13,612                        $12,679
7/31/01               $13,546            $17,434             $11,307                  $13,951                        $12,721
8/31/01               $13,365            $16,344             $11,023                  $14,130                        $12,763
9/30/01               $12,629            $15,025              $9,909                  $14,260                        $12,819
10/31/01              $12,970            $15,312             $10,162                  $14,622                        $12,852
11/30/01              $13,275            $16,486             $10,537                  $14,382                        $12,879
12/31/01              $13,425            $16,631             $10,601                  $14,268                        $12,900
1/31/02               $13,388            $16,389             $10,038                  $14,373                        $12,918
2/28/02               $13,363            $16,072             $10,109                  $14,495                        $12,935
3/31/02               $13,639            $16,677             $10,661                  $14,200                        $12,954
4/30/02               $13,664            $15,666             $10,738                  $14,476                        $12,974
5/31/02               $13,601            $15,552             $10,884                  $14,609                        $12,994
6/30/02               $13,206            $14,444             $10,455                  $14,733                        $13,014
7/31/02               $12,669            $13,319              $9,424                  $14,910                        $13,032
8/31/02               $12,756            $13,406              $9,405                  $15,244                        $13,052
9/30/02               $12,351            $11,950              $8,398                  $15,572                        $13,073
10/31/02              $12,577            $13,000              $8,850                  $15,422                        $13,092
11/30/02              $12,903            $13,765              $9,252                  $15,432                        $13,113
12/31/02              $12,815            $12,957              $8,942                  $15,841                        $13,126
1/31/03               $12,752            $12,619              $8,569                  $15,841                        $13,141
2/28/03               $12,714            $12,429              $8,373                  $16,123                        $13,152
3/31/03               $12,688            $12,549              $8,215                  $16,102                        $13,167
4/30/03               $13,132            $13,583              $9,030                  $16,274                        $13,180
5/31/03               $13,639            $14,297              $9,585                  $16,736                        $13,193
6/30/03               $13,708            $14,480              $9,822                  $16,669                        $13,209
7/31/03               $13,708            $14,735             $10,062                  $15,971                        $13,218

       Annual Report | Past performance does not guarantee future results. | 9

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS R (1/01/02 - 7/31/03)

                FT Conservative                           MSCI EAFE 5
Date         Target Fund - Class R     S&P 500 5       (Gross Dividends)    LB U.S. Gov't./Credit Index 5      U.S. Treasury Bills 5
----         ---------------------     ----------        -----------------    ---------------------------       -------------------
1/1/02             $10,000                $10,000               $10,000               $10,000                         $10,000
1/31/02             $9,991                 $9,854                $9,469               $10,073                         $10,014
2/28/02             $9,981                 $9,664                $9,536               $10,159                         $10,027
3/31/02            $10,187                $10,027               $10,057                $9,952                         $10,042
4/30/02            $10,205                 $9,420               $10,129               $10,145                         $10,057
5/31/02            $10,168                 $9,351               $10,267               $10,239                         $10,073
6/30/02             $9,878                 $8,685                $9,863               $10,326                         $10,088
7/31/02             $9,470                 $8,008                $8,890               $10,450                         $10,102
8/31/02             $9,535                 $8,060                $8,872               $10,684                         $10,118
9/30/02             $9,240                 $7,185                $7,922               $10,914                         $10,134
10/31/02            $9,417                 $7,817                $8,348               $10,809                         $10,149
11/30/02            $9,659                 $8,276                $8,728               $10,815                         $10,165
12/31/02            $9,600                 $7,790                $8,436               $11,102                         $10,175
1/31/03             $9,563                 $7,587                $8,084               $11,102                         $10,187
2/28/03             $9,525                 $7,473                $7,899               $11,299                         $10,196
3/31/03             $9,519                 $7,545                $7,750               $11,285                         $10,207
4/30/03             $9,859                 $8,167                $8,518               $11,406                         $10,217
5/31/03            $10,237                 $8,596                $9,042               $11,729                         $10,227
6/30/03            $10,293                 $8,706                $9,266               $11,683                         $10,240
7/31/03            $10,293                 $8,860                $9,492               $11,193                         $10,247

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  CLASS R                          7/31/03
--------------------------------------------
  1-Year                            +7.79%
  Since Inception (1/1/02)          +1.85%
--------------------------------------------


ENDNOTES


THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THESE AND OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Standard & Poor's Micropal. See page 3 for descriptions of the S&P 500, the MSCI EAFE Index and the Lehman Brothers U.S. Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

10 | Past performance does not guarantee future results. | Annual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.



We are pleased to bring you Franklin Templeton Moderate Target Fund's annual report for the fiscal year ended July 31, 2003.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Templeton Moderate Target Fund-Class A posted a +10.47% cumulative total return, as shown in the Performance Summary beginning on page 14. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers Government/ Credit Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 8.02%. 1

ECONOMIC AND MARKET OVERVIEW

During the year under review, the U.S. economy experienced mixed growth. While the economy grew strongly in 2002's third quarter, expanding at a 4.0% annualized rate, several factors including war in Iraq weighed on manufacturers and consumers. Growth slowed in the subsequent two quarters to 1.4% annualized, followed by annualized 3.1% expansion in 2003's second quarter.

In the absence of inflationary pressures, the Federal Reserve Board (the Fed) continued to add monetary liquidity by reducing short-term interest rates. The Fed lowered the federal funds target rate 75 basis points during the reporting period to



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers Government/ Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar-denominated issues. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 35%, MSCI EAFE 15%, Lehman Brothers Government/Credit Index 35% and P&R 90 Day T-Bill 15%.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 32.


                                                            Annual Report | 11

TOP FIVE FUND HOLDINGS
Franklin Templeton Moderate Target Fund
7/31/03

---------------------------------------------------------
                                               % OF TOTAL
                                               NET ASSETS
---------------------------------------------------------
  Franklin Strategic Mortgage Portfolio           15.8%
---------------------------------------------------------
  Franklin Small Cap Growth Fund II               13.8%
---------------------------------------------------------
  Franklin Capital Growth Fund                     9.7%
---------------------------------------------------------
  Mutual Shares Fund                               9.5%
---------------------------------------------------------
  Templeton Global Bond Fund                       8.8%
---------------------------------------------------------

1.00%, a 45-year low. The yield curve steepened slightly, increasing the differential between long- and short-term interest rates.

During the 12 months ended July 31, 2003, equity markets began to show signs of life, with a sustained rally finally taking hold during the second half of the period. Overall, most major indexes were up for the period -- the S&P 500 rose 10.64%, while the technology-laden Nasdaq Composite Index rose 31.40%. 1, 2 In terms of capitalization, small cap stocks generally did better than large cap. Investment style results were a little more mixed, with no clear difference between growth stocks and their value counterparts. Overseas markets also were up during the reporting period, but continued to lag some domestic markets. For example, the MSCI Emerging Markets Free (EMF) Index rose 23.01% during the year under review, while the MSCI EAFE Index gained 6.76%. 1, 3

Bond markets generally performed well, producing positive returns for most of the period before experiencing a sharp sell-off in July. Higher-rated securities, including Treasuries and mortgages, continued to benefit from lower interest rates. Meanwhile, high yield bonds were the best-performing bond sector, reversing a long run of weak performance as the outlook for corporate credit improved. The Lehman Brothers Government/Credit Index posted a 7.12% return for the 12 months ended July 31, 2003. 1

INVESTMENT STRATEGY
Whenever possible, we attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. For your reference, the following asset class allocations are prescribed for Franklin Templeton Moderate Target Fund: 55% equity, 35% fixed income, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.


2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI EMF Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

12 | Annual Report

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ASSET ALLOCATION

Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 7/31/03
Domestic Equity ....................  38.4%
Domestic Fixed Income ..............  25.9%
Foreign Equity .....................  16.5%
Foreign Fixed Income ...............   8.7%
Short-Term Investments &
Other Net Assets ...................  10.5%


While domestic growth fund holdings such as Franklin Small Cap Growth Fund II and Franklin Capital Growth Fund performed relatively better versus their equity benchmark, domestic value fund holdings such as Mutual Shares Fund underperformed the benchmark. Meanwhile, foreign equity fund holdings such as Templeton Foreign Fund and Mutual European Fund, although positive during the period, trailed their benchmark. On the fixed income side, performance of bond fund holdings was mixed versus the benchmark. Noteworthy outperformers were Templeton Global Bond Fund and Franklin Strategic Income Fund, a result of strong performance in their respective international and high yield sectors.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]



/S/SIGNATURE

T. Anthony Coffey
Portfolio Manager
Franklin Templeton Fund Allocator Series




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                            Annual Report | 13

Performance Summary as of 7/31/03

FRANKLIN TEMPLETON MODERATE TARGET FUND



Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION


---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.82           $10.64             $9.82
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1917
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.79            $10.48            $9.69
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1200
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.80            $10.62            $9.82
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1766


14 | Past performance does not guarantee future results. | Annual Report

PERFORMANCE


--------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR          5-YEAR     INCEPTION (12/31/96)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.47%         +19.28%           +39.86%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +4.11%          +2.36%            +4.29%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,411         $11,239           $13,181
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     -2.47%          +1.75%            +4.24%
--------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR          5-YEAR    INCEPTION (12/31/96)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +9.50%         +14.75%           +32.17%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +7.39%          +2.58%            +4.17%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,739         $11,358           $13,086
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     +0.74%          +1.97%            +4.14%
--------------------------------------------------------------------------------------------------------
  CLASS R                                                               1-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                             +10.10%            +0.88%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +9.10%            +0.56%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                        $10,910            $10,088
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                                     +2.28%            -0.51%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


        Annual Report | Past performance does not guarantee future results. | 15

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/31/96 - 7/31/03)

                 FT Moderate                                   MSCI EAFE
Date         Target Fund - Class A         S&P 500 5    (Gross Dividends) 5    LB U.S. Gov't./Credit Index 5  U.S. Treasury Bills 5
----         ---------------------        ----------    ---------------------   ---------------------------     -------------------
12/31/96               $9,425                $10,000             $10,000                  $10,000                   $10,000
1/31/97                $9,670                $10,624              $9,652                  $10,012                   $10,045
2/28/97                $9,670                $10,708              $9,812                  $10,033                   $10,083
3/31/97                $9,589                $10,269              $9,850                   $9,914                   $10,126
4/30/97                $9,674                $10,881              $9,905                  $10,058                   $10,171
5/31/97               $10,061                $11,542             $10,551                  $10,152                   $10,222
6/30/97               $10,286                $12,060             $11,136                  $10,274                   $10,260
7/31/97               $10,655                $13,018             $11,319                  $10,588                   $10,304
8/31/97               $10,494                $12,289             $10,475                  $10,470                   $10,350
9/30/97               $10,966                $12,962             $11,064                  $10,634                   $10,398
10/31/97              $10,632                $12,529             $10,217                  $10,804                   $10,437
11/30/97              $10,660                $13,109             $10,114                  $10,861                   $10,483
12/31/97              $10,771                $13,334             $10,205                  $10,975                   $10,528
1/31/98               $10,720                $13,481             $10,675                  $11,130                   $10,581
2/28/98               $11,119                $14,453             $11,362                  $11,108                   $10,622
3/31/98               $11,451                $15,193             $11,715                  $11,142                   $10,674
4/30/98               $11,513                $15,346             $11,809                  $11,198                   $10,723
5/31/98               $11,318                $15,082             $11,755                  $11,318                   $10,770
6/30/98               $11,318                $15,695             $11,847                  $11,433                   $10,814
7/31/98               $11,051                $15,528             $11,970                  $11,442                   $10,861
8/31/98                $9,943                $13,286             $10,489                  $11,666                   $10,912
9/30/98               $10,164                $14,138             $10,170                  $11,999                   $10,969
10/31/98              $10,381                $15,287             $11,233                  $11,914                   $11,012
11/30/98              $10,619                $16,213             $11,812                  $11,985                   $11,047
12/31/98              $10,788                $17,147             $12,281                  $12,015                   $11,092
1/31/99               $10,884                $17,864             $12,248                  $12,101                   $11,136
2/28/99               $10,670                $17,308             $11,959                  $11,813                   $11,171
3/31/99               $10,909                $18,001             $12,461                  $11,872                   $11,219
4/30/99               $11,241                $18,697             $12,968                  $11,901                   $11,261
5/31/99               $11,134                $18,256             $12,303                  $11,779                   $11,304
6/30/99               $11,351                $19,269             $12,785                  $11,742                   $11,345
7/31/99               $11,243                $18,668             $13,169                  $11,709                   $11,393
8/31/99               $11,265                $18,575             $13,220                  $11,700                   $11,436
9/30/99               $11,244                $18,066             $13,356                  $11,805                   $11,487
10/31/99              $11,667                $19,209             $13,860                  $11,836                   $11,531
11/30/99              $12,481                $19,599             $14,345                  $11,829                   $11,578
12/31/99              $13,727                $20,754             $15,634                  $11,757                   $11,631
1/31/00               $13,561                $19,712             $14,643                  $11,753                   $11,676
2/29/00               $15,067                $19,339             $15,040                  $11,900                   $11,729
3/31/00               $14,767                $21,231             $15,626                  $12,073                   $11,787
4/30/00               $14,055                $20,592             $14,808                  $12,014                   $11,848
5/31/00               $13,665                $20,170             $14,449                  $12,003                   $11,912
6/30/00               $14,514                $20,668             $15,017                  $12,248                   $11,963
7/31/00               $14,369                $20,345             $14,391                  $12,378                   $12,018
8/31/00               $15,163                $21,609             $14,519                  $12,552                   $12,080
9/30/00               $14,828                $20,468             $13,815                  $12,600                   $12,147
10/31/00              $14,286                $20,382             $13,492                  $12,679                   $12,209
11/30/00              $13,124                $18,776             $12,988                  $12,896                   $12,276
12/31/00              $13,577                $18,868             $13,453                  $13,150                   $12,347
1/31/01               $14,063                $19,538             $13,447                  $13,371                   $12,427
2/28/01               $13,311                $17,758             $12,439                  $13,509                   $12,478
3/31/01               $12,795                $16,634             $11,616                  $13,571                   $12,541
4/30/01               $13,434                $17,924             $12,430                  $13,469                   $12,592
5/31/01               $13,504                $18,045             $12,001                  $13,547                   $12,641
6/30/01               $13,375                $17,606             $11,515                  $13,612                   $12,679
7/31/01               $13,212                $17,434             $11,307                  $13,951                   $12,721
8/31/01               $12,908                $16,344             $11,023                  $14,130                   $12,763
9/30/01               $11,956                $15,025              $9,909                  $14,260                   $12,819
10/31/01              $12,380                $15,312             $10,162                  $14,622                   $12,852
11/30/01              $12,803                $16,486             $10,537                  $14,382                   $12,879
12/31/01              $13,009                $16,631             $10,601                  $14,268                   $12,900
1/31/02               $12,961                $16,389             $10,038                  $14,373                   $12,918
2/28/02               $12,876                $16,072             $10,109                  $14,495                   $12,935
3/31/02               $13,260                $16,677             $10,661                  $14,200                   $12,954
4/30/02               $13,224                $15,666             $10,738                  $14,476                   $12,974
5/31/02               $13,139                $15,552             $10,884                  $14,609                   $12,994
6/30/02               $12,649                $14,444             $10,455                  $14,733                   $13,014
7/31/02               $11,932                $13,319              $9,424                  $14,910                   $13,032
8/31/02               $12,017                $13,406              $9,405                  $15,244                   $13,052
9/30/02               $11,453                $11,950              $8,398                  $15,572                   $13,073
10/31/02              $11,795                $13,000              $8,850                  $15,422                   $13,092
11/30/02              $12,210                $13,765              $9,252                  $15,432                   $13,113
12/31/02              $12,030                $12,957              $8,942                  $15,841                   $13,126
1/31/03               $11,943                $12,619              $8,569                  $15,841                   $13,141
2/28/03               $11,869                $12,429              $8,373                  $16,123                   $13,152
3/31/03               $11,831                $12,549              $8,215                  $16,102                   $13,167
4/30/03               $12,387                $13,583              $9,030                  $16,274                   $13,180
5/31/03               $12,993                $14,297              $9,585                  $16,736                   $13,193
6/30/03               $13,095                $14,480              $9,822                  $16,669                   $13,209
7/31/03               $13,181                $14,735             $10,062                  $15,971                   $13,218

AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------
  CLASS A                             7/31/03
---------------------------------------------
  1-Year                               +4.11%
---------------------------------------------
  5-Year                               +2.36%
---------------------------------------------
  Since Inception (12/31/96)           +4.29%
---------------------------------------------

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 FT Moderate                                  MSCI EAFE
Date         Target Fund - Class C         S&P 500 5     (Gross Dividends) 5  LB U.S. Gov't./Credit Index 5   U.S. Treasury Bills 5
----         ---------------------         ---------      -----------------   -----------------------------    -------------------
12/31/96            $9,901                   $10,000          $10,000                   $10,000                   $10,000
1/31/97            $10,158                   $10,624           $9,652                   $10,012                   $10,045
2/28/97            $10,149                   $10,708           $9,812                   $10,033                   $10,083
3/31/97            $10,001                   $10,269           $9,850                    $9,914                   $10,126
4/30/97            $10,080                   $10,881           $9,905                   $10,058                   $10,171
5/31/97            $10,477                   $11,542          $10,551                   $10,152                   $10,222
6/30/97            $10,707                   $12,060          $11,136                   $10,274                   $10,260
7/31/97            $11,074                   $13,018          $11,319                   $10,588                   $10,304
8/31/97            $10,905                   $12,289          $10,475                   $10,470                   $10,350
9/30/97            $11,378                   $12,962          $11,064                   $10,634                   $10,398
10/31/97           $11,028                   $12,529          $10,217                   $10,804                   $10,437
11/30/97           $11,058                   $13,109          $10,114                   $10,861                   $10,483
12/31/97           $11,177                   $13,334          $10,205                   $10,975                   $10,528
1/31/98            $11,102                   $13,481          $10,675                   $11,130                   $10,581
2/28/98            $11,519                   $14,453          $11,362                   $11,108                   $10,622
3/31/98            $11,851                   $15,193          $11,715                   $11,142                   $10,674
4/30/98            $11,894                   $15,346          $11,809                   $11,198                   $10,723
5/31/98            $11,701                   $15,082          $11,755                   $11,318                   $10,770
6/30/98            $11,683                   $15,695          $11,847                   $11,433                   $10,814
7/31/98            $11,404                   $15,528          $11,970                   $11,442                   $10,861
8/31/98            $10,248                   $13,286          $10,489                   $11,666                   $10,912
9/30/98            $10,475                   $14,138          $10,170                   $11,999                   $10,969
10/31/98           $10,690                   $15,287          $11,233                   $11,914                   $11,012
11/30/98           $10,916                   $16,213          $11,812                   $11,985                   $11,047
12/31/98           $11,091                   $17,147          $12,281                   $12,015                   $11,092
1/31/99            $11,180                   $17,864          $12,248                   $12,101                   $11,136
2/28/99            $10,958                   $17,308          $11,959                   $11,813                   $11,171
3/31/99            $11,191                   $18,001          $12,461                   $11,872                   $11,219
4/30/99            $11,525                   $18,697          $12,968                   $11,901                   $11,261
5/31/99            $11,403                   $18,256          $12,303                   $11,779                   $11,304
6/30/99            $11,617                   $19,269          $12,785                   $11,742                   $11,345
7/31/99            $11,505                   $18,668          $13,169                   $11,709                   $11,393
8/31/99            $11,516                   $18,575          $13,220                   $11,700                   $11,436
9/30/99            $11,494                   $18,066          $13,356                   $11,805                   $11,487
10/31/99           $11,920                   $19,209          $13,860                   $11,836                   $11,531
11/30/99           $12,740                   $19,599          $14,345                   $11,829                   $11,578
12/31/99           $14,008                   $20,754          $15,634                   $11,757                   $11,631
1/31/00            $13,825                   $19,712          $14,643                   $11,753                   $11,676
2/29/00            $15,346                   $19,339          $15,040                   $11,900                   $11,729
3/31/00            $15,042                   $21,231          $15,626                   $12,073                   $11,787
4/30/00            $14,307                   $20,592          $14,808                   $12,014                   $11,848
5/31/00            $13,894                   $20,170          $14,449                   $12,003                   $11,912
6/30/00            $14,765                   $20,668          $15,017                   $12,248                   $11,963
7/31/00            $14,592                   $20,345          $14,391                   $12,378                   $12,018
8/31/00            $15,399                   $21,609          $14,519                   $12,552                   $12,080
9/30/00            $15,049                   $20,468          $13,815                   $12,600                   $12,147
10/31/00           $14,481                   $20,382          $13,492                   $12,679                   $12,209
11/30/00           $13,298                   $18,776          $12,988                   $12,896                   $12,276
12/31/00           $13,751                   $18,868          $13,453                   $13,150                   $12,347
1/31/01            $14,238                   $19,538          $13,447                   $13,371                   $12,427
2/28/01            $13,466                   $17,758          $12,439                   $13,509                   $12,478
3/31/01            $12,934                   $16,634          $11,616                   $13,571                   $12,541
4/30/01            $13,577                   $17,924          $12,430                   $13,469                   $12,592
5/31/01            $13,636                   $18,045          $12,001                   $13,547                   $12,641
6/30/01            $13,492                   $17,606          $11,515                   $13,612                   $12,679
7/31/01            $13,325                   $17,434          $11,307                   $13,951                   $12,721
8/31/01            $13,015                   $16,344          $11,023                   $14,130                   $12,763
9/30/01            $12,042                   $15,025           $9,909                   $14,260                   $12,819
10/31/01           $12,462                   $15,312          $10,162                   $14,622                   $12,852
11/30/01           $12,870                   $16,486          $10,537                   $14,382                   $12,879
12/31/01           $13,072                   $16,631          $10,601                   $14,268                   $12,900
1/31/02            $13,010                   $16,389          $10,038                   $14,373                   $12,918
2/28/02            $12,924                   $16,072          $10,109                   $14,495                   $12,935
3/31/02            $13,313                   $16,677          $10,661                   $14,200                   $12,954
4/30/02            $13,264                   $15,666          $10,738                   $14,476                   $12,974
5/31/02            $13,165                   $15,552          $10,884                   $14,609                   $12,994
6/30/02            $12,666                   $14,444          $10,455                   $14,733                   $13,014
7/31/02            $11,951                   $13,319           $9,424                   $14,910                   $13,032
8/31/02            $12,013                   $13,406           $9,405                   $15,244                   $13,052
9/30/02            $11,455                   $11,950           $8,398                   $15,572                   $13,073
10/31/02           $11,776                   $13,000           $8,850                   $15,422                   $13,092
11/30/02           $12,197                   $13,765           $9,252                   $15,432                   $13,113
12/31/02           $12,000                   $12,957           $8,942                   $15,841                   $13,126
1/31/03            $11,900                   $12,619           $8,569                   $15,841                   $13,141
2/28/03            $11,825                   $12,429           $8,373                   $16,123                   $13,152
3/31/03            $11,782                   $12,549           $8,215                   $16,102                   $13,167
4/30/03            $12,319                   $13,583           $9,030                   $16,274                   $13,180
5/31/03            $12,918                   $14,297           $9,585                   $16,736                   $13,193
6/30/03            $13,012                   $14,480           $9,822                   $16,669                   $13,209
7/31/03            $13,086                   $14,735          $10,062                   $15,971                   $13,218

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
  CLASS C                            7/31/03
---------------------------------------------
  1-Year                              +7.39%
---------------------------------------------
  5-Year                              +2.58%
---------------------------------------------
  Since Inception (12/31/96)          +4.17%
---------------------------------------------

16  | Past performance does not guarantee future results. | Annual Report

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 FT Moderate                                  MSCI EAFE
Date         Target Fund - Class R           S&P 500      (Gross Dividends)   LB U.S. Gov't./Credit Index    U.S. Treasury Bills
----         ---------------------           -------      -----------------   ---------------------------    -------------------
1/1/02              $10,000                 $10,000               $10,000                 $10,000                  $10,000
1/31/02              $9,963                  $9,854                $9,469                 $10,073                  $10,014
2/28/02              $9,898                  $9,664                $9,536                 $10,159                  $10,027
3/31/02             $10,191                 $10,027               $10,057                  $9,952                  $10,042
4/30/02             $10,163                  $9,420               $10,129                 $10,145                  $10,057
5/31/02             $10,098                  $9,351               $10,267                 $10,239                  $10,073
6/30/02              $9,712                  $8,685                $9,863                 $10,326                  $10,088
7/31/02              $9,170                  $8,008                $8,890                 $10,450                  $10,102
8/31/02              $9,226                  $8,060                $8,872                 $10,684                  $10,118
9/30/02              $8,795                  $7,185                $7,922                 $10,914                  $10,134
10/31/02             $9,048                  $7,817                $8,348                 $10,809                  $10,149
11/30/02             $9,368                  $8,276                $8,728                 $10,815                  $10,165
12/31/02             $9,220                  $7,790                $8,436                 $11,102                  $10,175
1/31/03              $9,154                  $7,587                $8,084                 $11,102                  $10,187
2/28/03              $9,097                  $7,473                $7,899                 $11,299                  $10,196
3/31/03              $9,074                  $7,545                $7,750                 $11,285                  $10,207
4/30/03              $9,492                  $8,167                $8,518                 $11,406                  $10,217
5/31/03              $9,957                  $8,596                $9,042                 $11,729                  $10,227
6/30/03             $10,030                  $8,706                $9,266                 $11,683                  $10,240
7/31/03             $10,088                  $8,860                $9,492                 $11,193                  $10,247

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS R                     7/31/03
--------------------------------------
  1-Year                       +9.10%
--------------------------------------
  Since Inception (1/1/02)     +0.56%
--------------------------------------

ENDNOTES


THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. GENERALLY, INVESTMENTS OFFERING POTENTIAL FOR HIGHER RETURNS ARE ACCOMPANIED BY A HIGHER DEGREE OF RISK. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THESE AND OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, OR USE OF COMPLEX SECURITIES, ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Standard & Poor's Micropal. See page 11 for descriptions of the S&P 500, the MSCI EAFE Index and the Lehman Brothers U.S. Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


Annual Report | Past performance does not guarantee future results. | 17

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOAL: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.



We are pleased to bring you Franklin Templeton Growth Target Fund's annual report for the fiscal year ended July 31, 2003.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Templeton Growth Target Fund-Class A posted a +11.64% cumulative total return, as shown in the Performance Summary beginning on page 21. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers Government/Credit Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 8.60%. 1

ECONOMIC AND MARKET OVERVIEW

During the year under review, the U.S. economy experienced mixed growth. While the economy grew strongly in 2002's third quarter, expanding at a 4.0% annualized rate, several factors including war in Iraq weighed on manufacturers and consumers. Growth slowed in the subsequent two quarters to 1.4% annualized, followed by annualized 3.1% expansion in 2003's second quarter.

In the absence of inflationary pressures, the Federal Reserve Board (the Fed) continued to add monetary liquidity by reducing short-term interest rates. The Fed lowered the federal funds target rate 75 basis points during the reporting period to



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers Government/ Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar-denominated issues. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 45%, MSCI EAFE 20%, Lehman Brothers Government/Credit Index 25% and P&R 90 Day T-Bill 10%.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 36.


18 | Annual Report

1.00%, a 45-year low. The yield curve steepened slightly, increasing the differential between long- and short-term interest rates.

During the 12 months ended July 31, 2003, equity markets began to show signs of life, with a sustained rally finally taking hold during the second half of the period. Overall, most major indexes were up for the period -- the S&P 500 rose 10.64%, while the technology-laden Nasdaq Composite Index rose 31.40%. 1, 2 In terms of capitalization, small cap stocks generally did better than large cap. Investment style results were a little more mixed, with no clear difference between growth stocks and their value counterparts. Overseas markets also were up during the reporting period, but continued to lag some domestic markets. For example, the MSCI Emerging Markets Free (EMF) Index rose 23.01% during the year under review, while the MSCI EAFE Index gained 6.76%. 1, 3

Bond markets generally performed well, producing positive returns for most of the period before experiencing a sharp sell-off in July. Higher-rated securities, including Treasuries and mortgages, continued to benefit from lower interest rates. Meanwhile, high yield bonds were the best performing bond sector, reversing a long run of weak performance as the outlook for corporate credit improved. The Lehman Brothers Government/Credit Index posted a 7.12% return for the 12 months ended July 31, 2003. 1

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. For your reference, the following asset class allocations are prescribed for Franklin Templeton Growth Target Fund: 80% equity, 15% fixed income, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.





TOP FIVE FUND HOLDINGS
Franklin Templeton Growth Target Fund
7/31/03

--------------------------------------------------------------
                                                  % OF TOTAL
                                                  NET ASSETS
--------------------------------------------------------------
  Franklin Small Cap Growth Fund II                  19.7%
--------------------------------------------------------------
  Franklin Capital Growth Fund                       15.6%
--------------------------------------------------------------
  Mutual Shares Fund                                 12.7%
--------------------------------------------------------------
  Mutual European Fund                               11.5%
--------------------------------------------------------------
  Templeton Foreign Fund                              8.1%
--------------------------------------------------------------

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI EMF Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in emerging markets globally.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

                                                            Annual Report | 19

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 7/31/03
Domestic Equity ........................  56.0%
Foreign Equity .........................  23.6%
Domestic Fixed Income ..................  10.8%
Foreign Fixed Income ...................   3.9%
Short-Term Investments &
Other Net Assets .......................   5.7%


While domestic growth fund holdings such as Franklin Small Cap Growth Fund II and Franklin Capital Growth Fund performed relatively better versus their equity benchmark, domestic value fund holdings such as Mutual Shares Fund underperformed the benchmark. Meanwhile, foreign equity fund holdings such as Templeton Foreign Fund and Mutual European Fund, although positive during the period, trailed their benchmark. On the fixed income side, performance of bond fund holdings was mixed versus the benchmark. Noteworthy outperformers were Templeton Global Bond Fund and Franklin Strategic Income Fund, a result of strong performance in their respective international and high yield sectors.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]



/S/SIGNATURE

T. Anthony Coffey
Portfolio Manager
Franklin Templeton Fund Allocator Series





THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Annual Report

Performance Summary as of 7/31/03

FRANKLIN TEMPLETON GROWTH TARGET FUND



Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.99           $10.46             $9.47
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0994
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.98           $10.38             $9.40
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0267
---------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           7/31/03          7/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.93           $10.40             $9.47
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/02-7/31/03)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1085


       Annual Report | Past performance does not guarantee future results. | 21

PERFORMANCE


-------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR          5-YEAR     INCEPTION (12/31/96)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +11.64%         +11.54%           +29.70%
-------------------------------------------------------------------------------------------------------V
  Average Annual Total Return 2                          +5.19%          +1.01%            +3.10%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,519         $10,514           $12,225
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     -5.48%          +0.03%            +2.80%
-------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR          5-YEAR     INCEPTION (12/31/96)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.74%          +7.54%           +23.75%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +8.70%          +1.26%            +3.13%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,870         $10,648           $12,252
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                     -2.44%          +0.27%            +2.85%
-------------------------------------------------------------------------------------------------------
  CLASS R                                                               1-YEAR      INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                             +11.11%            -3.91%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                         +10.11%            -2.50%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                        $11,011             $9,609
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                                     -1.09%            -4.60%

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


22 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.



[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/31/96 - 7/31/03)

                   FT Growth                                 MSCI EAFE 5
Date         Target Fund - Class A         S&P 500 5     (Gross Dividends)   LB U.S. Gov't./Credit Index 5   U.S. Treasury Bills 5
----         ---------------------          -------      -----------------   ---------------------------    -------------------
12/31/96              $9,425                $10,000          $10,000                  $10,000                      $10,000
1/31/97               $9,774                $10,624           $9,652                  $10,012                      $10,045
2/28/97               $9,708                $10,708           $9,812                  $10,033                      $10,083
3/31/97               $9,510                $10,269           $9,850                   $9,914                      $10,126
4/30/97               $9,585                $10,881           $9,905                  $10,058                      $10,171
5/31/97              $10,047                $11,542          $10,551                  $10,152                      $10,222
6/30/97              $10,311                $12,060          $11,136                  $10,274                      $10,260
7/31/97              $10,679                $13,018          $11,319                  $10,588                      $10,304
8/31/97              $10,490                $12,289          $10,475                  $10,470                      $10,350
9/30/97              $11,037                $12,962          $11,064                  $10,634                      $10,398
10/31/97             $10,564                $12,529          $10,217                  $10,804                      $10,437
11/30/97             $10,573                $13,109          $10,114                  $10,861                      $10,483
12/31/97             $10,655                $13,334          $10,205                  $10,975                      $10,528
1/31/98              $10,616                $13,481          $10,675                  $11,130                      $10,581
2/28/98              $11,107                $14,453          $11,362                  $11,108                      $10,622
3/31/98              $11,490                $15,193          $11,715                  $11,142                      $10,674
4/30/98              $11,559                $15,346          $11,809                  $11,198                      $10,723
5/31/98              $11,294                $15,082          $11,755                  $11,318                      $10,770
6/30/98              $11,264                $15,695          $11,847                  $11,433                      $10,814
7/31/98              $10,960                $15,528          $11,970                  $11,442                      $10,861
8/31/98               $9,614                $13,286          $10,489                  $11,666                      $10,912
9/30/98               $9,848                $14,138          $10,170                  $11,999                      $10,969
10/31/98             $10,134                $15,287          $11,233                  $11,914                      $11,012
11/30/98             $10,420                $16,213          $11,812                  $11,985                      $11,047
12/31/98             $10,643                $17,147          $12,281                  $12,015                      $11,092
1/31/99              $10,809                $17,864          $12,248                  $12,101                      $11,136
2/28/99              $10,581                $17,308          $11,959                  $11,813                      $11,171
3/31/99              $10,892                $18,001          $12,461                  $11,872                      $11,219
4/30/99              $11,326                $18,697          $12,968                  $11,901                      $11,261
5/31/99              $11,192                $18,256          $12,303                  $11,779                      $11,304
6/30/99              $11,523                $19,269          $12,785                  $11,742                      $11,345
7/31/99              $11,388                $18,668          $13,169                  $11,709                      $11,393
8/31/99              $11,450                $18,575          $13,220                  $11,700                      $11,436
9/30/99              $11,444                $18,066          $13,356                  $11,805                      $11,487
10/31/99             $12,049                $19,209          $13,860                  $11,836                      $11,531
11/30/99             $13,133                $19,599          $14,345                  $11,829                      $11,578
12/31/99             $15,025                $20,754          $15,634                  $11,757                      $11,631
1/31/00              $14,776                $19,712          $14,643                  $11,753                      $11,676
2/29/00              $17,097                $19,339          $15,040                  $11,900                      $11,729
3/31/00              $16,606                $21,231          $15,626                  $12,073                      $11,787
4/30/00              $15,488                $20,592          $14,808                  $12,014                      $11,848
5/31/00              $14,869                $20,170          $14,449                  $12,003                      $11,912
6/30/00              $16,093                $20,668          $15,017                  $12,248                      $11,963
7/31/00              $15,778                $20,345          $14,391                  $12,378                      $12,018
8/31/00              $17,018                $21,609          $14,519                  $12,552                      $12,080
9/30/00              $16,472                $20,468          $13,815                  $12,600                      $12,147
10/31/00             $15,607                $20,382          $13,492                  $12,679                      $12,209
11/30/00             $13,725                $18,776          $12,988                  $12,896                      $12,276
12/31/00             $14,254                $18,868          $13,453                  $13,150                      $12,347
1/31/01              $14,905                $19,538          $13,447                  $13,371                      $12,427
2/28/01              $13,558                $17,758          $12,439                  $13,509                      $12,478
3/31/01              $12,750                $16,634          $11,616                  $13,571                      $12,541
4/30/01              $13,637                $17,924          $12,430                  $13,469                      $12,592
5/31/01              $13,681                $18,045          $12,001                  $13,547                      $12,641
6/30/01              $13,432                $17,606          $11,515                  $13,612                      $12,679
7/31/01              $13,105                $17,434          $11,307                  $13,951                      $12,721
8/31/01              $12,576                $16,344          $11,023                  $14,130                      $12,763
9/30/01              $11,214                $15,025           $9,909                  $14,260                      $12,819
10/31/01             $11,756                $15,312          $10,162                  $14,622                      $12,852
11/30/01             $12,343                $16,486          $10,537                  $14,382                      $12,879
12/31/01             $12,639                $16,631          $10,601                  $14,268                      $12,900
1/31/02              $12,523                $16,389          $10,038                  $14,373                      $12,918
2/28/02              $12,350                $16,072          $10,109                  $14,495                      $12,935
3/31/02              $12,928                $16,677          $10,661                  $14,200                      $12,954
4/30/02              $12,743                $15,666          $10,738                  $14,476                      $12,974
5/31/02              $12,604                $15,552          $10,884                  $14,609                      $12,994
6/30/02              $11,933                $14,444          $10,455                  $14,733                      $13,014
7/31/02              $10,951                $13,319           $9,424                  $14,910                      $13,032
8/31/02              $10,985                $13,406           $9,405                  $15,244                      $13,052
9/30/02              $10,199                $11,950           $8,398                  $15,572                      $13,073
10/31/02             $10,627                $13,000           $8,850                  $15,422                      $13,092
11/30/02             $11,147                $13,765           $9,252                  $15,432                      $13,113
12/31/02             $10,787                $12,957           $8,942                  $15,841                      $13,126
1/31/03              $10,635                $12,619           $8,569                  $15,841                      $13,141
2/28/03              $10,495                $12,429           $8,373                  $16,123                      $13,152
3/31/03              $10,460                $12,549           $8,215                  $16,102                      $13,167
4/30/03              $11,126                $13,583           $9,030                  $16,274                      $13,180
5/31/03              $11,839                $14,297           $9,585                  $16,736                      $13,193
6/30/03              $11,968                $14,480           $9,822                  $16,669                      $13,209
7/31/03              $12,225                $14,735          $10,062                  $15,971                      $13,218

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (12/31/96 - 7/31/03)

                   FT Growth                                 MSCI EAFE 5
Date         Target Fund - Class C          S&P 500 5     (Gross Dividends)   LB U.S. Gov't./Credit Index 5   U.S. Treasury Bills 5
----         ---------------------          -------      -----------------   ---------------------------    -------------------
12/31/96            $9,901                   $10,000         $10,000                     $10,000                   $10,000
1/31/97            $10,257                   $10,624          $9,652                     $10,012                   $10,045
2/28/97            $10,188                   $10,708          $9,812                     $10,033                   $10,083
3/31/97             $9,990                   $10,269          $9,850                      $9,914                   $10,126
4/30/97            $10,069                   $10,881          $9,905                     $10,058                   $10,171
5/31/97            $10,545                   $11,542         $10,551                     $10,152                   $10,222
6/30/97            $10,802                   $12,060         $11,136                     $10,274                   $10,260
7/31/97            $11,188                   $13,018         $11,319                     $10,588                   $10,304
8/31/97            $10,980                   $12,289         $10,475                     $10,470                   $10,350
9/30/97            $11,549                   $12,962         $11,064                     $10,634                   $10,398
10/31/97           $11,053                   $12,529         $10,217                     $10,804                   $10,437
11/30/97           $11,063                   $13,109         $10,114                     $10,861                   $10,483
12/31/97           $11,126                   $13,334         $10,205                     $10,975                   $10,528
1/31/98            $11,085                   $13,481         $10,675                     $11,130                   $10,581
2/28/98            $11,589                   $14,453         $11,362                     $11,108                   $10,622
3/31/98            $11,980                   $15,193         $11,715                     $11,142                   $10,674
4/30/98            $12,041                   $15,346         $11,809                     $11,198                   $10,723
5/31/98            $11,753                   $15,082         $11,755                     $11,318                   $10,770
6/30/98            $11,722                   $15,695         $11,847                     $11,433                   $10,814
7/31/98            $11,393                   $15,528         $11,970                     $11,442                   $10,861
8/31/98             $9,985                   $13,286         $10,489                     $11,666                   $10,912
9/30/98            $10,235                   $14,138         $10,170                     $11,999                   $10,969
10/31/98           $10,523                   $15,287         $11,233                     $11,914                   $11,012
11/30/98           $10,812                   $16,213         $11,812                     $11,985                   $11,047
12/31/98           $11,039                   $17,147         $12,281                     $12,015                   $11,092
1/31/99            $11,200                   $17,864         $12,248                     $12,101                   $11,136
2/28/99            $10,964                   $17,308         $11,959                     $11,813                   $11,171
3/31/99            $11,265                   $18,001         $12,461                     $11,872                   $11,219
4/30/99            $11,717                   $18,697         $12,968                     $11,901                   $11,261
5/31/99            $11,566                   $18,256         $12,303                     $11,779                   $11,304
6/30/99            $11,900                   $19,269         $12,785                     $11,742                   $11,345
7/31/99            $11,749                   $18,668         $13,169                     $11,709                   $11,393
8/31/99            $11,814                   $18,575         $13,220                     $11,700                   $11,436
9/30/99            $11,799                   $18,066         $13,356                     $11,805                   $11,487
10/31/99           $12,414                   $19,209         $13,860                     $11,836                   $11,531
11/30/99           $13,525                   $19,599         $14,345                     $11,829                   $11,578
12/31/99           $15,462                   $20,754         $15,634                     $11,757                   $11,631
1/31/00            $15,204                   $19,712         $14,643                     $11,753                   $11,676
2/29/00            $17,579                   $19,339         $15,040                     $11,900                   $11,729
3/31/00            $17,055                   $21,231         $15,626                     $12,073                   $11,787
4/30/00            $15,901                   $20,592         $14,808                     $12,014                   $11,848
5/31/00            $15,251                   $20,170         $14,449                     $12,003                   $11,912
6/30/00            $16,507                   $20,668         $15,017                     $12,248                   $11,963
7/31/00            $16,171                   $20,345         $14,391                     $12,378                   $12,018
8/31/00            $17,437                   $21,609         $14,519                     $12,552                   $12,080
9/30/00            $16,869                   $20,468         $13,815                     $12,600                   $12,147
10/31/00           $15,969                   $20,382         $13,492                     $12,679                   $12,209
11/30/00           $14,033                   $18,776         $12,988                     $12,896                   $12,276
12/31/00           $14,561                   $18,868         $13,453                     $13,150                   $12,347
1/31/01            $15,228                   $19,538         $13,447                     $13,371                   $12,427
2/28/01            $13,835                   $17,758         $12,439                     $13,509                   $12,478
3/31/01            $12,995                   $16,634         $11,616                     $13,571                   $12,541
4/30/01            $13,904                   $17,924         $12,430                     $13,469                   $12,592
5/31/01            $13,939                   $18,045         $12,001                     $13,547                   $12,641
6/30/01            $13,675                   $17,606         $11,515                     $13,612                   $12,679
7/31/01            $13,330                   $17,434         $11,307                     $13,951                   $12,721
8/31/01            $12,789                   $16,344         $11,023                     $14,130                   $12,763
9/30/01            $11,405                   $15,025          $9,909                     $14,260                   $12,819
10/31/01           $11,935                   $15,312         $10,162                     $14,622                   $12,852
11/30/01           $12,523                   $16,486         $10,537                     $14,382                   $12,879
12/31/01           $12,817                   $16,631         $10,601                     $14,268                   $12,900
1/31/02            $12,688                   $16,389         $10,038                     $14,373                   $12,918
2/28/02            $12,511                   $16,072         $10,109                     $14,495                   $12,935
3/31/02            $13,088                   $16,677         $10,661                     $14,200                   $12,954
4/30/02            $12,900                   $15,666         $10,738                     $14,476                   $12,974
5/31/02            $12,747                   $15,552         $10,884                     $14,609                   $12,994
6/30/02            $12,064                   $14,444         $10,455                     $14,733                   $13,014
7/31/02            $11,063                   $13,319          $9,424                     $14,910                   $13,032
8/31/02            $11,087                   $13,406          $9,405                     $15,244                   $13,052
9/30/02            $10,287                   $11,950          $8,398                     $15,572                   $13,073
10/31/02           $10,710                   $13,000          $8,850                     $15,422                   $13,092
11/30/02           $11,228                   $13,765          $9,252                     $15,432                   $13,113
12/31/02           $10,871                   $12,957          $8,942                     $15,841                   $13,126
1/31/03            $10,706                   $12,619          $8,569                     $15,841                   $13,141
2/28/03            $10,564                   $12,429          $8,373                     $16,123                   $13,152
3/31/03            $10,505                   $12,549          $8,215                     $16,102                   $13,167
4/30/03            $11,166                   $13,583          $9,030                     $16,274                   $13,180
5/31/03            $11,874                   $14,297          $9,585                     $16,736                   $13,193
6/30/03            $12,004                   $14,480          $9,822                     $16,669                   $13,209
7/31/03            $12,252                   $14,735         $10,062                     $15,971                   $13,218

      Annual Report | Past performance does not guarantee future results. | 23

[GRAPHIC OMITTED]
EDGAR RERESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS R (1/1/02 - 7/31/03)

                   FT Growth                             MSCI EAFE 5
Date         Target Fund - Class R      S&P 500 5     (Gross Dividends)   LB U.S. Gov't./Credit Index 5   U.S. Treasury Bills 5
----         ---------------------      -------      -----------------   ---------------------------    -------------------
1/1/02             $10,000              $10,000             $10,000             $10,000                      $10,000
1/31/02             $9,908               $9,854              $9,469             $10,073                      $10,014
2/28/02             $9,771               $9,664              $9,536             $10,159                      $10,027
3/31/02            $10,219              $10,027             $10,057              $9,952                      $10,042
4/30/02            $10,082               $9,420             $10,129             $10,145                      $10,057
5/31/02             $9,963               $9,351             $10,267             $10,239                      $10,073
6/30/02             $9,442               $8,685              $9,863             $10,326                      $10,088
7/31/02             $8,664               $8,008              $8,890             $10,450                      $10,102
8/31/02             $8,682               $8,060              $8,872             $10,684                      $10,118
9/30/02             $8,051               $7,185              $7,922             $10,914                      $10,134
10/31/02            $8,390               $7,817              $8,348             $10,809                      $10,149
11/30/02            $8,792               $8,276              $8,728             $10,815                      $10,165
12/31/02            $8,516               $7,790              $8,436             $11,102                      $10,175
1/31/03             $8,395               $7,587              $8,084             $11,102                      $10,187
2/28/03             $8,284               $7,473              $7,899             $11,299                      $10,196
3/31/03             $8,247               $7,545              $7,750             $11,285                      $10,207
4/30/03             $8,775               $8,167              $8,518             $11,406                      $10,217
5/31/03             $9,330               $8,596              $9,042             $11,729                      $10,227
6/30/03             $9,432               $8,706              $9,266             $11,683                      $10,240
7/31/03             $9,609               $8,860              $9,492             $11,193                      $10,247

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
  CLASS R                           7/31/03
--------------------------------------------
  1-Year                            +10.11%
--------------------------------------------
  Since Inception (1/1/02)           -2.50%
--------------------------------------------

ENDNOTES

THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. GENERALLY, INVESTMENTS OFFERING POTENTIAL FOR HIGHER RETURNS ARE ACCOMPANIED BY A HIGHER DEGREE OF RISK. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THESE AND OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, OR USE OF COMPLEX SECURITIES, ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Standard & Poor's Micropal. See page 18 for descriptions of the S&P 500, the MSCI EAFE Index and the Lehman Brothers U.S. Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

24 | Past performance does not guarantee future results. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                    ----------------------------------------------------------
                                                                                          YEAR ENDED JULY 31,
                                                                       2003        2002        2001        2000        1999
CLASS A                                                             ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $10.23      $11.30      $12.13      $10.73      $11.00
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................................       .23         .31         .54         .58         .41

 Net realized and unrealized gains (losses) .......................       .69        (.95)       (.47)       1.41        (.08)
                                                                     ----------------------------------------------------------
Total from investment operations ..................................       .92        (.64)        .07        1.99         .33
                                                                     ----------------------------------------------------------
Less distributions from:

 Net investment income ............................................      (.24)       (.34)       (.56)       (.53)       (.41)

 Net realized gains ...............................................        --        (.09)       (.34)       (.06)       (.19)
                                                                     ----------------------------------------------------------
Total distributions ...............................................      (.24)       (.43)       (.90)       (.59)       (.60)
                                                                     ----------------------------------------------------------
Net asset value, end of year ......................................    $10.91      $10.23      $11.30      $12.13      $10.73
                                                                     ----------------------------------------------------------


Total return b ....................................................      8.99%      (5.74)%       .58%      18.77%       3.23%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $64,409     $35,991     $26,523     $18,050     $14,850

Ratios to average net assets:

 Expenses .........................................................      .91%        .96%        .92%        .98%        .75%

 Expenses excluding waiver and payments by affiliate ..............      .91%        .96%        .92%        .99%        .83%

 Net investment income ............................................     2.21%       2.86%       4.61%       4.95%       3.83%

Portfolio turnover rate ...........................................    18.03%       5.75%      44.98%     103.79%     218.87%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                                                             Annual Report | 25

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)


                                                                      --------------------------------------------------------
                                                                                         YEAR ENDED JULY 31,
                                                                          2003       2002        2001        2000        1999
CLASS C                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $10.14      $11.20      $12.03      $10.65      $10.92
                                                                      --------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................................      .15         .23         .44         .50         .33

 Net realized and unrealized gains (losses) ........................      .67        (.94)       (.46)       1.39        (.08)
                                                                      --------------------------------------------------------
Total from investment operations ...................................      .82        (.71)       (.02)       1.89         .25
                                                                      --------------------------------------------------------
Less distributions from:

 Net investment income .............................................     (.16)       (.26)       (.47)       (.45)       (.33)

 Net realized gains ................................................       --        (.09)       (.34)       (.06)       (.19)
                                                                      --------------------------------------------------------
Total distributions ................................................     (.16)       (.35)       (.81)       (.51)       (.52)
                                                                      --------------------------------------------------------
Net asset value, end of year .......................................   $10.80      $10.14      $11.20      $12.03      $10.65
                                                                      --------------------------------------------------------


Total return b .....................................................    8.20%       (6.48)%      (.16)%    17.88%       2.49%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................  $32,344     $22,436     $17,340     $12,548     $10,611

Ratios to average net assets:

 Expenses ..........................................................    1.66%       1.70%       1.67%       1.71%       1.50%

 Expenses excluding waiver and payments by affiliate ...............    1.66%       1.70%       1.67%       1.72%       1.58%

 Net investment income .............................................    1.46%       2.15%       3.83%       4.24%       3.13%

Portfolio turnover rate ............................................   18.03%       5.75%      44.98%     103.79%     218.87%



aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



26 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS (CONTINUED)


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                                                   -----------------------
                                                                                        YEAR ENDED
                                                                                          JULY 31,
CLASS R                                                                               2003       2002 C
                                                                                   -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................     $10.23      $10.89
                                                                                   -----------------------

Income from investment operations:

 Net investment income a .......................................................        .19         .12

 Net realized and unrealized gains (losses) ....................................        .69        (.70)
                                                                                   -----------------------
Total from investment operations ...............................................        .88        (.58)
                                                                                   -----------------------
Less distributions from net investment income ..................................       (.22)       (.08)
                                                                                   -----------------------
Net asset value, end of year ...................................................     $10.89      $10.23
                                                                                   -----------------------

Total return b .................................................................      8.79%      (5.38)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................................     $5,718        $543

Ratios to average net assets:

 Expenses ......................................................................      1.16%       1.21% d

 Net investment income .........................................................      1.96%       1.93% d

Portfolio turnover rate ........................................................     18.03%       5.75%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 2002 (effective date) to July 31, 2002.
dAnnualized


                        Annual Report | See notes to financial statements. | 27

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JULY 31, 2003



--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                                     SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.9%

  CASH EQUIVALENTS 20.2%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ............................   20,713,369   $   20,713,369
                                                                                                            --------------

  DOMESTIC EQUITY 27.9%
b Franklin Capital Growth Fund, Advisor Class ..............................................      750,171        6,984,088
  Franklin Real Estate Securities Fund, Advisor Class ......................................      125,393        2,425,093
b Franklin Small Cap Growth Fund II, Advisor Class .........................................    1,192,491       10,553,541
b Franklin Technology Fund, Advisor Class ..................................................      405,552        1,524,875
  Mutual Shares Fund, Class Z ..............................................................      382,648        7,109,596
                                                                                                            --------------
                                                                                                                28,597,193
                                                                                                            --------------

  DOMESTIC FIXED INCOME 29.7%
  Franklin Strategic Income Fund, Advisor Class ............................................      412,244        3,969,907
  Franklin Strategic Mortgage Portfolio ....................................................    1,889,027       18,776,928
  Franklin Total Return Fund, Advisor Class ................................................      779,216        7,706,448
                                                                                                            --------------
                                                                                                                30,453,283
                                                                                                            --------------

  FOREIGN EQUITY 12.3%
  Franklin Gold & Precious Metals Fund, Advisor Class ......................................      154,263        2,172,027
  Mutual European Fund, Class Z ............................................................      422,619        6,199,820
  Templeton Foreign Fund, Advisor Class ....................................................      452,979        4,180,998
                                                                                                            --------------
                                                                                                                12,552,845
                                                                                                            --------------

  FOREIGN FIXED INCOME 9.8%
  Templeton Global Bond Fund, Advisor Class ................................................    1,060,054       10,081,114
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $100,202,780) 99.9% ..............................................                   102,397,804
  OTHER ASSETS, LESS LIABILITIES .1% .......................................................                        73,233
                                                                                                            --------------
  NET ASSETS 100.0% ........................................................................                $  102,471,037
                                                                                                            --------------


aSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
bNon-income producing


28 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                      --------------------------------------------------------
                                                                                         YEAR ENDED JULY 31,
CLASS A                                                                 2003        2002        2001        2000        1999
                                                                      --------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $ 9.83      $11.31      $12.83      $10.44      $10.77
                                                                      --------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .19         .26         .47         .51         .33

 Net realized and unrealized gains (losses) .......................       .81       (1.31)      (1.48)       2.35        (.17)
                                                                      --------------------------------------------------------
Total from investment operations ..................................      1.00       (1.05)      (1.01)       2.86         .16
                                                                      --------------------------------------------------------
Less distributions from:

 Net investment income ............................................      (.19)       (.29)       (.51)       (.47)       (.31)

 Net realized gains ...............................................        --        (.14)         -- c        --        (.18)
                                                                      --------------------------------------------------------
Total distributions ...............................................      (.19)       (.43)       (.51)       (.47)       (.49)
                                                                      --------------------------------------------------------
Net asset value, end of year ......................................    $10.64      $ 9.83      $11.31      $12.83      $10.44
                                                                      --------------------------------------------------------

Total return b ....................................................    10.47%     (9.69)%     (8.05)%      27.79%       1.74%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $121,617     $85,035     $70,810     $41,348     $28,694

Ratios to average net assets:

 Expenses .........................................................      .98%        .96%        .87%        .83%        .85%

 Net investment income ............................................     1.89%       2.46%       3.95%       4.20%       3.23%

Portfolio turnover rate ...........................................    15.90%       8.88%      46.01%      85.78%     202.78%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cThe fund made a capital gain distribution of $.003.




                                                            Annual Report | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                                     ---------------------------------------------------------
                                                                                           YEAR ENDED JULY 31,
CLASS C                                                                 2003        2002        2001        2000        1999
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................  $ 9.69      $11.16      $12.67      $10.31      $10.65
                                                                     ---------------------------------------------------------

Income from investment operations:

 Net investment income a ............................................     .11         .19         .39         .41         .25

 Net realized and unrealized gains (losses) .........................     .80       (1.31)      (1.48)       2.33        (.17)
                                                                     ---------------------------------------------------------
Total from investment operations ....................................     .91       (1.12)      (1.09)       2.74         .08
                                                                     ---------------------------------------------------------
Less distributions from:

 Net investment income ..............................................    (.12)       (.21)       (.42)       (.38)       (.24)

 Net realized gains .................................................      --        (.14)         -- c        --        (.18)
                                                                     ---------------------------------------------------------
Total distributions .................................................    (.12)       (.35)       (.42)       (.38)       (.42)
                                                                     ---------------------------------------------------------
Net asset value, end of year ........................................  $10.48      $ 9.69      $11.16      $12.67      $10.31
                                                                     ---------------------------------------------------------


Total return b ......................................................   9.50%    (10.31)%     (8.69)%      26.84%        .88%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................... $56,341     $39,835     $41,535     $35,506     $24,419

Ratios to average net assets:

 Expenses ...........................................................   1.73%       1.71%       1.62%       1.57%       1.60%

 Net investment income ..............................................   1.14%       1.77%       3.30%       3.40%       2.51%

Portfolio turnover rate .............................................  15.90%       8.88%      46.01%      85.78%     202.78%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cThe fund made a capital gain distribution of $.003.


30 | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                                                        --------------------
                                                                                            YEAR ENDED
                                                                                              JULY 31,
CLASS R                                                                                  2003       2002 C
                                                                                        --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................... $ 9.82      $10.79
                                                                                        --------------------

Income from investment operations:

 Net investment income a ..............................................................    .13         .09

 Net realized and unrealized gains (losses) ...........................................    .85        (.99)
                                                                                        --------------------
Total from investment operations ......................................................    .98        (.90)
                                                                                        --------------------
Less distributions from net investment income .........................................   (.18)       (.07)
                                                                                        --------------------
Net asset value, end of year .......................................................... $10.62      $ 9.82
                                                                                        --------------------

Total return b ........................................................................  10.10%    (8.38)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................................................$10,989         $94

Ratios to average net assets:

 Expenses .............................................................................  1.23%       1.21% d

 Net investment income ................................................................  1.64%       1.53% d

Portfolio turnover rate ............................................................... 15.90%       8.88%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 2002 (effective date) to July 31, 2002.
dAnnualized


                        Annual Report | See notes to financial statements. | 31

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JULY 31, 2003



--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                        SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.6%

  CASH EQUIVALENTS 10.1%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................      19,030,657  $   19,030,657
                                                                                                            --------------
  DOMESTIC EQUITY 38.3%
b Franklin Capital Growth Fund, Advisor Class ............................................       1,967,098      18,313,687
  Franklin Real Estate Securities Fund, Advisor Class ....................................         298,493       5,772,858
b Franklin Small Cap Growth Fund II, Advisor Class .......................................       2,948,026      26,090,030
b,c Franklin Technology Fund, Advisor Class ..............................................       1,163,963       4,376,499
  Mutual Shares Fund, Class Z ............................................................         962,171      17,877,144
                                                                                                            --------------
                                                                                                                72,430,218
                                                                                                            --------------

  DOMESTIC FIXED INCOME 25.9%
  Franklin Strategic Income Fund, Advisor Class ..........................................         620,940       5,979,650
c Franklin Strategic Mortgage Portfolio ..................................................       3,010,185      29,921,236
  Franklin Total Return Fund, Advisor Class ..............................................       1,322,106      13,075,631
                                                                                                            --------------
                                                                                                                48,976,517
                                                                                                            --------------

  FOREIGN EQUITY 16.5%
  Franklin Gold & Precious Metals Fund, Advisor Class ....................................         407,176       5,733,040
  Mutual European Fund, Class Z ..........................................................       1,037,043      15,213,424
  Templeton Foreign Fund, Advisor Class ..................................................       1,110,144      10,246,625
                                                                                                            --------------
                                                                                                                31,193,089
                                                                                                            --------------
  FOREIGN FIXED INCOME 8.8%
  Templeton Global Bond Fund, Advisor Class ..............................................       1,740,731      16,554,349
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $188,498,247) 99.6% ............................................                     188,184,830
  OTHER ASSETS, LESS LIABILITIES .4% .....................................................                         762,047
                                                                                                            --------------
  NET ASSETS 100.0% ......................................................................                  $  188,946,877
                                                                                                            --------------



aSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
bNon-income producing
cSee Note 7 regarding investments in underlying funds.


32 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                      --------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
CLASS A                                                                 2003        2002        2001        2000        1999
                                                                      --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................   $ 9.47      $11.64      $14.50      $11.01      $11.16
                                                                      --------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................................      .08         .13         .38         .40         .28

 Net realized and unrealized gains (losses) ........................     1.01       (2.01)      (2.80)       3.77         .11
                                                                      --------------------------------------------------------
Total from investment operations ...................................     1.09       (1.88)      (2.42)       4.17         .39
                                                                      --------------------------------------------------------
Less distributions from:

 Net investment income .............................................     (.10)       (.13)       (.44)       (.39)       (.25)

 Net realized gains ................................................       --        (.16)                   (.29)       (.29)
                                                                      --------------------------------------------------------
Total distributions ................................................     (.10)       (.29)       (.44)       (.68)       (.54)
                                                                      --------------------------------------------------------
Net asset value, end of year .......................................   $10.46      $ 9.47      $11.64      $14.50      $11.01
                                                                      --------------------------------------------------------


Total return b .....................................................   11.64%    (16.44)%    (16.94)%      38.55%       3.91%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................  $99,432     $69,663     $67,186     $66,445     $40,839

Ratios to average net assets:

 Expenses ..........................................................     .92%        .93%        .85%        .84%        .75%

 Expenses excluding waiver and payments by affiliate ...............     .92%        .93%        .85%        .85%        .86%

 Net investment income .............................................     .84%       1.20%       2.98%       2.93%       2.61%

Portfolio turnover rate ............................................   21.87%      14.24%      59.41%      73.82%     207.65%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                                                           Annual Report | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                                       -------------------------------------------------------
                                                                                           YEAR ENDED JULY 31,
CLASS C                                                                 2003        2002        2001        2000        1999
                                                                       -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................  $ 9.40      $11.58      $14.43      $10.92      $11.08
                                                                       -------------------------------------------------------

Income from investment operations:

 Net investment income a ............................................     .01         .05         .29         .29         .21

 Net realized and unrealized gains (losses) .........................    1.00       (1.99)      (2.79)       3.77         .10
                                                                       -------------------------------------------------------
Total from investment operations ....................................    1.01       (1.94)      (2.50)       4.06         .31
                                                                       -------------------------------------------------------
Less distributions from:

 Net investment income ..............................................    (.03)       (.08)       (.35)       (.26)       (.18)

 Net realized gains .................................................      --        (.16)                   (.29)       (.29)
                                                                       -------------------------------------------------------
Total distributions .................................................    (.03)       (.24)       (.35)       (.55)       (.47)
                                                                       -------------------------------------------------------
Net asset value, end of year ........................................  $10.38      $ 9.40      $11.58      $14.43      $10.92
                                                                       -------------------------------------------------------



Total return b ......................................................  10.74%    (17.00)%    (17.57)%      37.64%       3.12%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................... $40,829     $31,255     $37,884     $38,666     $21,902

Ratios to average net assets:

 Expenses ...........................................................   1.67%       1.68%       1.60%       1.59%       1.50%

 Expenses excluding waiver and payments by affiliate ................   1.67%       1.68%       1.60%       1.60%       1.61%

 Net investment income ..............................................    .09%        .50%       2.24%       2.16%       2.00%

Portfolio turnover rate .............................................  21.87%      14.24%      59.41%      73.82%     207.65%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.





34 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS (CONTINUED)


FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)


                                                                                 --------------------
                                                                                      YEAR ENDED
                                                                                       JULY 31,
CLASS R                                                                            2003       2002 C
                                                                                 --------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................  $ 9.46      $10.95
                                                                                 --------------------
Income from investment operations:

 Net investment income a .......................................................     .05         .01

 Net realized and unrealized gains (losses) ....................................    1.00       (1.50)
                                                                                 --------------------
Total from investment operations ...............................................    1.05       (1.49)
                                                                                 --------------------
Less distributions from net investment income                                       (.11)         --
                                                                                 --------------------
Net asset value, end of year ...................................................  $10.40      $ 9.46
                                                                                 --------------------

Total return b .................................................................  11.11%    (13.52)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................................  $5,567        $141

Ratios to average net assets:

 Expenses ......................................................................   1.17%       1.18% d

 Net investment income .........................................................    .59%        .18% d

Portfolio turnover rate ........................................................  21.87%      14.24%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 2002 (effective date) to July 31, 2002.
dAnnualized


                        Annual Report | See notes to financial statements. | 35

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JULY 31, 2003

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.6%

  CASH EQUIVALENTS 5.3%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ...............................  7,747,068  $    7,747,068
                                                                                                            --------------
  DOMESTIC EQUITY 56.0%
b Franklin Capital Growth Fund, Advisor Class .................................................  2,436,114      22,680,223
  Franklin Real Estate Securities Fund, Advisor Class .........................................    364,991       7,058,923
b Franklin Small Cap Growth Fund II, Advisor Class ............................................  3,253,974      28,797,666
b,c Franklin Technology Fund, Advisor Class ...................................................  1,195,495       4,495,060
  Mutual Shares Fund, Class Z .................................................................    999,092      18,563,136
                                                                                                            --------------
                                                                                                                81,595,008
                                                                                                            --------------
  DOMESTIC FIXED INCOME 10.8%
  Franklin Strategic Income Fund, Advisor Class ...............................................    185,516       1,786,521
  Franklin Strategic Mortgage Portfolio .......................................................    986,358       9,804,397
  Franklin Total Return Fund, Advisor Class ...................................................    421,672       4,170,338
                                                                                                            --------------
                                                                                                                15,761,256
                                                                                                            --------------
  FOREIGN EQUITY 23.6%
  Franklin Gold & Precious Metals Fund, Advisor Class .........................................    411,873       5,799,166
  Mutual European Fund, Class Z ...............................................................  1,139,864      16,721,811
  Templeton Foreign Fund, Advisor Class .......................................................  1,287,294      11,881,721
                                                                                                            --------------
                                                                                                                34,402,698
                                                                                                            --------------
  FOREIGN FIXED INCOME 3.9%
  Templeton Global Bond Fund, Advisor Class ...................................................    596,670       5,674,335
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $147,981,160) 99.6% .................................................                145,180,365
  OTHER ASSETS, LESS LIABILITIES .4% ..........................................................                    647,816
                                                                                                            --------------
  NET ASSETS 100.0% ...........................................................................             $  145,828,181
                                                                                                            --------------


aSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
bNon-income producing
cSee Note 7 regarding investments in underlying funds.


36 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2003


                                                                            -----------------------------------------------
                                                                               FRANKLIN        FRANKLIN        FRANKLIN
                                                                               TEMPLETON       TEMPLETON       TEMPLETON
                                                                             CONSERVATIVE      MODERATE         GROWTH
                                                                              TARGET FUND     TARGET FUND     TARGET FUND
                                                                            -----------------------------------------------
Assets:
 Investments in securities:
  Cost ...................................................................  $ 100,202,780   $  188,498,247  $  147,981,160
                                                                            -----------------------------------------------
  Value ..................................................................    102,397,804      188,184,830     145,180,365
 Receivables:
  Capital shares sold ....................................................        873,590        1,318,436       1,266,582
                                                                            -----------------------------------------------
      Total assets .......................................................    103,271,394      189,503,266     146,446,947
                                                                            -----------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................        642,930          236,180         401,393
  Affiliates .............................................................        119,999          193,386         145,829
  Shareholders ...........................................................          2,731           25,094          20,507
  Unaffiliated transfer agent fees .......................................         13,956           78,871          27,953
 Other liabilities .......................................................         20,741           22,858          23,084
                                                                            -----------------------------------------------
      Total liabilities ..................................................        800,357          556,389         618,766
                                                                            -----------------------------------------------
       Net assets, at value ..............................................  $ 102,471,037   $  188,946,877  $  145,828,181
                                                                            -----------------------------------------------
Net assets consist of:
 Undistributed net investment income .....................................  $     293,056   $      436,189  $       61,600
 Net unrealized appreciation (depreciation) ..............................      2,195,024         (313,417)     (2,800,795)
 Accumulated net realized gain (loss) ....................................     (1,431,695)      (3,806,468)     (9,083,232)
 Capital shares ..........................................................    101,414,652      192,630,573     157,650,608
                                                                            -----------------------------------------------
       Net assets, at value ..............................................  $ 102,471,037   $  188,946,877  $  145,828,181
                                                                            -----------------------------------------------
CLASS A:
 Net assets, at value ....................................................  $  64,408,692   $  121,616,568  $   99,432,428
                                                                            -----------------------------------------------
 Shares outstanding ......................................................      5,903,409       11,430,476       9,510,212
                                                                            -----------------------------------------------
 Net asset value per share a .............................................         $10.91           $10.64          $10.46
                                                                            -----------------------------------------------
 Maximum offering price per share (net asset value per share / 94.25%) ...         $11.58           $11.29          $11.10
                                                                            -----------------------------------------------
CLASS C:
 Net assets, at value ....................................................  $  32,344,471   $   56,341,475  $   40,829,232
                                                                            -----------------------------------------------
 Shares outstanding ......................................................      2,995,356        5,373,749       3,934,998
                                                                            -----------------------------------------------
 Net asset value per share a .............................................         $10.80           $10.48          $10.38
                                                                            -----------------------------------------------
 Maximum offering price per share (net asset value per share / 99%) ......         $10.91           $10.59          $10.48
                                                                            -----------------------------------------------
CLASS R:
 Net assets, at value ....................................................  $   5,717,874   $   10,988,834  $    5,566,521
                                                                            -----------------------------------------------
 Shares outstanding ......................................................        525,085        1,034,724         535,034
                                                                            -----------------------------------------------
 Net asset value and maximum offering price per share a ..................         $10.89           $10.62          $10.40
                                                                            -----------------------------------------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.





                       Annual Report | See notes to financial statements. | 37

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended July 31, 2003


                                                                                -------------------------------------------
                                                                                  FRANKLIN       FRANKLIN       FRANKLIN
                                                                                  TEMPLETON      TEMPLETON      TEMPLETON
                                                                                CONSERVATIVE     MODERATE        GROWTH
                                                                                 TARGET FUND    TARGET FUND    TARGET FUND
                                                                                -------------------------------------------
Investment income:
 Dividends .................................................................... $  2,342,326   $  4,213,810   $  1,983,484
                                                                                -------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ...............................................      148,485        328,735        267,374
 Distribution fees (Note 3)
  Class A .....................................................................      117,010        242,016        192,543
  Class C .....................................................................      256,557        449,924        334,494
  Class R .....................................................................       12,853         25,261         13,369
 Transfer agent fees (Note 3) .................................................      285,737        656,420        405,504
 Reports to shareholders ......................................................        9,560         15,962         21,595
 Registration and filing fees .................................................       30,078         33,856         32,998
 Professional fees ............................................................       18,406         22,472         17,722
 Trustees' fees and expenses ..................................................        1,273          2,489          1,921
 Other ........................................................................        3,700          6,810          6,332
                                                                                -------------------------------------------
      Total expenses ..........................................................      883,659      1,783,945      1,293,852
                                                                                -------------------------------------------
       Net investment income ..................................................    1,458,667      2,429,865        689,632
                                                                                -------------------------------------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments .................................................................   (1,307,259)    (2,577,423)    (6,865,057)
  Distributions by underlying funds ...........................................        6,994         12,633          4,386
                                                                                -------------------------------------------
       Net realized gain (loss) ...............................................   (1,300,265)    (2,564,790)    (6,860,671)
                                                                                -------------------------------------------
 Net unrealized appreciation (depreciation) on investments ....................    7,109,450     16,155,604     20,265,992
                                                                                -------------------------------------------
Net realized and unrealized gain (loss) .......................................    5,809,185     13,590,814     13,405,321
                                                                                -------------------------------------------
Net increase (decrease) in net assets resulting
from operations ............................................................... $  7,267,852   $ 16,020,679   $ 14,094,953
                                                                                -------------------------------------------

38 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2003 and 2002

                                                            -------------------------------------------------------------------
                                                                  FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                                CONSERVATIVE TARGET FUND              MODERATE TARGET FUND
                                                                  2003           2002                2003             2002
                                                            -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................... $    1,458,667   $  1,361,257       $    2,429,865  $    2,585,260
  Net realized gain (loss) from investments and
 distributions by underlying funds ........................     (1,300,265)       (74,798)          (2,564,790)     (1,220,416)
  Net unrealized appreciation (depreciation) on
   investments ............................................      7,109,450     (4,578,859)          16,155,604     (14,281,009)
                                                            -------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations ....................................      7,267,852     (3,292,400)          16,020,679     (12,916,165)
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................       (978,809)      (950,842)          (1,809,008)     (1,922,429)
   Class C ................................................       (386,024)      (448,752)            (527,698)       (796,725)
   Class R ................................................        (44,895)        (3,561)             (44,308)           (387)
  Net realized gains: .....................................
   Class A ................................................             --       (252,711)                  --        (886,351)
   Class C ................................................             --       (152,365)                  --        (512,583)
                                                            -------------------------------------------------------------------
 Total distributions to shareholders ......................     (1,409,728)    (1,808,231)          (2,381,014)     (4,118,475)
 Capital share transactions: (Note 2)
   Class A ................................................     24,604,134     12,569,487           27,750,259      25,336,585
   Class C ................................................      8,108,921      7,063,976           12,516,620       4,215,120
   Class R ................................................      4,929,632        574,585           10,075,694         102,846
                                                            -------------------------------------------------------------------
 Total capital share transactions .........................     37,642,687     20,208,048           50,342,573      29,654,551
      Net increase (decrease) in net assets ...............     43,500,811     15,107,417           63,982,238      12,619,911
Net assets:
 Beginning of year ........................................     58,970,226     43,862,809          124,964,639     112,344,728
                                                            -------------------------------------------------------------------
 End of year .............................................. $  102,471,037   $ 58,970,226       $  188,946,877  $  124,964,639
                                                            -------------------------------------------------------------------
Undistributed net investment income included in net assets:
  End of year ............................................. $      293,056   $    244,117       $      436,189  $      387,338
                                                            -------------------------------------------------------------------


                        Annual Report | See notes to financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended June 30, 2003 and 2002

                                                                                            -------------------------------
                                                                                                   FRANKLIN TEMPLETON
                                                                                                   GROWTH TARGET FUND
                                                                                                  2003            2002
                                                                                            -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................  $      689,632  $      987,529
  Net realized gain (loss) from investments and distributions by underlying funds ........      (6,860,671)     (2,055,250)
  Net unrealized appreciation (depreciation) on investments ..............................      20,265,992     (18,015,905)
                                                                                            -------------------------------
      Net increase (decrease) in net assets resulting from operations ....................      14,094,953     (19,083,626)
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................        (779,346)       (744,530)
   Class C ...............................................................................         (93,410)       (257,808)
   Class R ...............................................................................         (23,036)
  Net realized gains:
   Class A ...............................................................................              --        (946,037)
   Class C ...............................................................................              --        (526,089)
                                                                                            -------------------------------
 Total distributions to shareholders .....................................................        (895,792)     (2,474,464)
 Capital share transactions: (Note 2)
   Class A ...............................................................................      20,819,694      16,671,725
   Class C ...............................................................................       5,923,783         715,680
   Class R ...............................................................................       4,826,890         159,779
                                                                                            -------------------------------
 Total capital share transactions ........................................................      31,570,367      17,547,184
      Net increase (decrease) in net assets ..............................................      44,769,528      (4,010,906)
Net assets:
 Beginning of year .......................................................................     101,058,653     105,069,559
                                                                                            -------------------------------
 End of year .............................................................................  $  145,828,181  $  101,058,653
                                                                                            -------------------------------
Undistributed net investment income included in net assets:
 End of year .............................................................................  $       61,600  $      267,760
                                                                                            -------------------------------


40 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds and their investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax- able income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification






                                                           Annual Report | 41

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


E. GUARANTEES AND INDEMNIFICATIONS (CONTINUED)

clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Funds offer three classes of shares: Class A, Class C and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:


                                        --------------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                            SHARES        AMOUNT             SHARES        AMOUNT
                                        --------------------------------------------------------------
CLASS A SHARES:
Year ended July 31, 2003
 Shares sold ..........................   3,707,449   $  38,341,265         4,821,511   $  47,982,378
 Shares issued in reinvestment of
 distributions ........................      91,504         944,989           181,352       1,786,613
 Shares redeemed ......................  (1,412,210)    (14,682,120)       (2,227,119)    (22,018,732)
                                        --------------------------------------------------------------
 Net increase (decrease) ..............   2,386,743   $  24,604,134         2,775,744   $  27,750,259
                                        --------------------------------------------------------------
Year ended July 31, 2002
 Shares sold ..........................   1,937,475   $  20,840,013         3,753,439   $  39,648,122
 Shares issued in reinvestment of
 distributions ........................     108,551       1,169,882           261,203       2,775,880
 Shares redeemed ......................    (876,141)     (9,440,408)       (1,621,477)    (17,087,417)
                                        --------------------------------------------------------------
 Net increase (decrease) ..............   1,169,885   $  12,569,487         2,393,165   $  25,336,585
                                        --------------------------------------------------------------
CLASS C SHARES:
Year ended July 31, 2003
 Shares sold ..........................   1,593,387   $  16,404,129         2,071,724   $  20,403,614
 Shares issued in reinvestment of
 distributions ........................      32,636         331,999            45,364         438,554
 Shares redeemed ......................    (844,205)     (8,627,207)         (855,493)     (8,325,548)
                                        --------------------------------------------------------------
 Net increase (decrease) ..............     781,818   $   8,108,921         1,261,595   $  12,516,620
                                        --------------------------------------------------------------
Year ended July 31, 2002
 Shares sold ..........................   1,258,146   $  13,440,300         1,155,877   $  12,152,051
 Shares issued in reinvestment of
 distributions ........................      47,575         508,240           111,317       1,167,733
 Shares redeemed ......................    (640,930)     (6,884,564)         (878,042)     (9,104,664)
                                        --------------------------------------------------------------
 Net increase (decrease) ..............     664,791   $   7,063,976           389,152   $   4,215,120
                                        --------------------------------------------------------------



42 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                         ------------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                            SHARES        AMOUNT             SHARES        AMOUNT
                                         ------------------------------------------------------------
CLASS R SHARES:
Year ended July 31, 2003
 Shares sold ...........................    503,335   $   5,266,539         1,419,315   $  13,943,894
 Shares issued in reinvestment of
 distributions .........................      4,288          44,690             4,406          44,126
 Shares redeemed .......................    (35,617)       (381,597)         (398,610)     (3,912,326)
                                         ------------------------------------------------------------
 Net increase (decrease) ...............    472,006   $   4,929,632         1,025,111   $  10,075,694
                                         ------------------------------------------------------------
Year ended July 31, 2002 a
 Shares sold ...........................     54,407   $     590,147            10,243   $     109,523
 Shares issued in reinvestment of
 distributions .........................        320           3,489                30             320
 Shares redeemed .......................     (1,648)        (19,051)             (660)         (6,997)
                                         ------------------------------------------------------------
 Net increase (decrease) ...............     53,079   $     574,585             9,613   $     102,846
                                         ------------------------------------------------------------

                                                                           ---------------------------
                                                                               FRANKLIN TEMPLETON
                                                                               GROWTH TARGET FUND
                                                                             SHARES        AMOUNT
                                                                           ---------------------------
CLASS A SHARES:
Year ended July 31, 2003
 Shares sold ............................................................   4,205,371   $  40,151,450
 Shares issued in reinvestment of distributions .........................      82,488         766,310
 Shares redeemed ........................................................  (2,132,910)    (20,098,066)
                                                                           ---------------------------
 Net increase (decrease) ................................................   2,154,949   $  20,819,694
                                                                           ---------------------------
Year ended July 31, 2002
 Shares sold ............................................................   5,355,444   $  56,987,348
 Shares issued in reinvestment of distributions .........................     155,581       1,669,465
 Shares redeemed ........................................................  (3,928,414)    (41,985,088)
                                                                           ---------------------------
 Net increase (decrease) ................................................   1,582,611   $  16,671,725
                                                                           ---------------------------
CLASS C SHARES:
Year ended July 31, 2003
 Shares sold ............................................................   1,530,406   $  14,414,068
 Shares issued in reinvestment of distributions .........................       9,384          86,986
 Shares redeemed ........................................................    (930,876)     (8,577,271)
                                                                           ---------------------------
 Net increase (decrease) ................................................     608,914   $   5,923,783
                                                                           ---------------------------
Year ended July 31, 2002
 Shares sold ............................................................     859,617   $   9,186,070
 Shares issued in reinvestment of distributions .........................      69,654         748,092
 Shares redeemed ........................................................    (873,939)     (9,218,482)
                                                                           ---------------------------
 Net increase (decrease) ................................................      55,332   $     715,680
                                                                           ---------------------------


                                                           Annual Report | 43

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                             -------------------------
                                                                               FRANKLIN TEMPLETON
                                                                               GROWTH TARGET FUND
                                                                              SHARES        AMOUNT
                                                                             -------------------------
CLASS R SHARES:
Year ended July 31, 2003
 Shares sold ...............................................................  648,267   $   6,010,864
 Shares issued in reinvestment of distributions ............................    2,477          22,937
 Shares redeemed ........................................................... (130,564)     (1,206,911)
                                                                             -------------------------
 Net increase (decrease) ...................................................  520,180   $   4,826,890
                                                                             -------------------------
Year ended July 31, 2002 a
 Shares sold ...............................................................   15,778   $     169,745
 Shares redeemed ...........................................................     (924)         (9,966)
                                                                             -------------------------
 Net increase (decrease) ...................................................   14,854   $     159,779
                                                                             -------------------------

aFor the period January 1, 2002 (effective date) to July 31, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-----------------------------------------------------------------------------------------
  ENTITY                                                          AFFILIATION
-----------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                   Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25%, 1.00%, and .50% per year of the average daily net assets of Class A, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.




44 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                              -----------------------------------------
                                                                 FRANKLIN     FRANKLIN      FRANKLIN
                                                                 TEMPLETON    TEMPLETON     TEMPLETON
                                                               CONSERVATIVE   MODERATE       GROWTH
                                                                TARGET FUND  TARGET FUND   TARGET FUND
                                                              -----------------------------------------
Net commissions paid ........................................     $234,152     $375,231      $236,236
Contingent deferred sales charges ...........................     $ 15,116      $ 7,919       $ 7,673

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                              -----------------------------------------
                                                                 FRANKLIN     FRANKLIN      FRANKLIN
                                                                 TEMPLETON    TEMPLETON     TEMPLETON
                                                               CONSERVATIVE   MODERATE       GROWTH
                                                                TARGET FUND  TARGET FUND   TARGET FUND
                                                              -----------------------------------------

Transfer agent fees .........................................     $193,785     $320,569      $263,745


4. INCOME TAXES

At July 31, 2003, certain funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                                              -----------------------------------------
                                                                FRANKLIN      FRANKLIN     FRANKLIN
                                                                TEMPLETON     TEMPLETON    TEMPLETON
                                                              CONSERVATIVE    MODERATE      GROWTH
                                                               TARGET FUND   TARGET FUND  TARGET FUND
                                                              -----------------------------------------
Capital loss carryovers expiring in:
 2010 .......................................................    $ 61,769    $  979,398    $1,668,758
 2011 .......................................................     483,682     1,014,315       697,564
                                                              -----------------------------------------
 ............................................................    $545,451    $1,993,713    $2,366,322
                                                              -----------------------------------------

At July 31, 2003, the following funds had deferred capital losses occurring subsequent to October 31, 2002. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

                           ----------------------------------------
                              FRANKLIN     FRANKLIN      FRANKLIN
                              TEMPLETON    TEMPLETON     TEMPLETON
                            CONSERVATIVE   MODERATE       GROWTH
                             TARGET FUND  TARGET FUND   TARGET FUND
                           ----------------------------------------
                               $696,706    $1,453,541   $5,127,482




                                                            Annual Report | 45

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)


The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                           ----------------------------------------------------------
                                               FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                                  CONSERVATIVE                      MODERATE
                                                   TARGET FUND                     TARGET FUND
                                           ----------------------------------------------------------
                                               2003          2002              2003          2002
                                           ----------------------------------------------------------
Distributions paid from:
 Ordinary income .......................... $ 1,409,728   $ 1,403,420        $2,381,014    $2,720,500
 Long-term capital gain ...................          --       404,811                --     1,397,975
                                           ----------------------------------------------------------
                                            $ 1,409,728   $ 1,808,231        $2,381,014    $4,118,475
                                           ----------------------------------------------------------

                                                                            --------------------------
                                                                               FRANKLIN TEMPLETON
                                                                                     GROWTH
                                                                                   TARGET FUND
                                                                            --------------------------
                                                                               2003          2002
                                                                            --------------------------

Distributions paid from:
 Ordinary income .........................................................  $   895,792   $   906,532
 Long-term capital gain ..................................................           --     1,567,932
                                                                            --------------------------
                                                                            $   895,792   $ 2,474,464
                                                                            --------------------------

At July 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                  -----------------------------------------------
                                                    FRANKLIN         FRANKLIN         FRANKLIN
                                                    TEMPLETON        TEMPLETON        TEMPLETON
                                                  CONSERVATIVE       MODERATE          GROWTH
                                                   TARGET FUND      TARGET FUND      TARGET FUND
                                                  -----------------------------------------------
Cost of investments ............................  $ 100,392,319   $  188,857,462   $ 149,570,588
                                                  -----------------------------------------------
Unrealized appreciation ........................  $   3,318,512   $    5,146,986   $   4,082,148
Unrealized depreciation ........................     (1,313,027)      (5,819,618)     (8,472,371)
                                                  -----------------------------------------------
Net unrealized appreciation (depreciation) .....  $   2,005,485   $     (672,632)  $  (4,390,223)
                                                  -----------------------------------------------

Undistributed ordinary income ..................  $     293,056   $      436,189   $      61,600
Undistributed long-term capital gains ..........             --               --              --
                                                  -----------------------------------------------
Distributable earnings .........................  $     293,056   $      436,189   $      61,600
                                                  -----------------------------------------------

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.




46 | Annual Report

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS


Purchases and sales of Underlying Funds (excluding short-term securities) for the year ended July 31, 2003, were as follows:

                                                          -------------------------------------------
                                                            FRANKLIN        FRANKLIN       FRANKLIN
                                                            TEMPLETON       TEMPLETON      TEMPLETON
                                                          CONSERVATIVE      MODERATE        GROWTH
                                                           TARGET FUND     TARGET FUND    TARGET FUND
                                                          -------------------------------------------
Purchases ................................................ $40,017,221     $63,380,005    $51,129,543
Sales .................................................... $10,749,182     $21,002,483    $23,508,021

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the asset allocation fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund as follows:

                            --------------------------------------
                              FRANKLIN     FRANKLIN     FRANKLIN
                              TEMPLETON    TEMPLETON    TEMPLETON
                            CONSERVATIVE   MODERATE      GROWTH
                             TARGET FUND  TARGET FUND  TARGET FUND
                            --------------------------------------
                               $168,092     $167,437      $66,327


7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At July 31, 2003, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

---------------------------------------------------------------
  NAME OF ISSUER                               % OF SHARES HELD
---------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Technology Fund, Advisor Class            8.63%
  Franklin Strategic Mortgage Portfolio              6.89%
  FRANKLIN TEMPLETON GROWTH TARGET FUND
  Franklin Technology Fund, Advisor Class            8.86%






                                                            Annual Report | 47

Franklin Templeton Fund Allocator Series

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Templeton Fund Allocator Series (hereafter referred to as the "Funds") at July 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003



48 | Annual Report

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

                            -------------------------------------
                              FRANKLIN     FRANKLIN     FRANKLIN
                              TEMPLETON    TEMPLETON    TEMPLETON
                            CONSERVATIVE   MODERATE      GROWTH
                             TARGET FUND  TARGET FUND  TARGET FUND
                            -------------------------------------
                                $46,863      $97,993      $74,347

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2003.

                            -------------------------------------
                              FRANKLIN     FRANKLIN     FRANKLIN
                              TEMPLETON    TEMPLETON    TEMPLETON
                            CONSERVATIVE   MODERATE      GROWTH
                             TARGET FUND  TARGET FUND  TARGET FUND
                            -------------------------------------
                                 5.36%        6.27%       12.01%





                                                            Annual Report | 49

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

-------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III (82)      Trustee       Since 1995        113                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
formerly, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
-------------------------------------------------------------------------------------------------------------------------------
Harris J. Ashton (71)          Trustee       Since 1995        140                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato (71)       Trustee       Since 1995        141                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------------------------
Edith E. Holiday (51)          Trustee       Since 1998        90                         Director, Amerada Hess Corporation
One Franklin Parkway                                                                      (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                  gas); Hercules Incorporated (chemi-
                                                                                          cals, fibers and resins); Beverly
                                                                                          Enterprises, Inc. (health care); H.J.
                                                                                          Heinz Company (processed foods and
                                                                                          allied products); RTI International
                                                                                          Metals, Inc. (manufacture and distri-
                                                                                          bution of titanium); and Canadian
                                                                                          National Railway (railroad).
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and Assistant to the
President of the formerly, United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department
(1989-1990); and Counselor to the Secretary and Assistant Secretary for Public
Affairs and Public Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------------------------


50 | Annual Report

-------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
                                            LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye (74)       Trustee        Since 1995                   113            Director, The California Center for
One Franklin Parkway                                                                    Land Recycling (redevelopment).
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and Chairman, Peregrine
Venture Management formerly, Company (venture capital).
-------------------------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (75)       Trustee        Since 1995                   140            Director, White Mountains Insurance
One Franklin Parkway                                                                    Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                Martek Biosciences Corporation;
                                                                                        MedImmune, Inc. (biotechnology);
                                                                                        Overstock.com (Internet services);
                                                                                        and Spacehab, Inc. (aerospace serv-
                                                                                        ices); and formerly, Director, MCI
                                                                                        Communication Corporation (subse-
                                                                                        quently known as MCI WorldCom,
                                                                                        Inc. and WorldCom, Inc.) (communi-
                                                                                        cations services) (1988-2002).
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
formerly, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht & Quist Group (investment banking) (1987-1992); and President,
National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
                                            LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)    Trustee and    Since 1995                   140            None
One Franklin Parkway         Chairman of
San Mateo, CA 94403-1906     the Board
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.


                                                            Annual Report | 51

-------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson, Jr. (62)    Trustee and   Trustee since   123                        None
One Franklin Parkway             President and 1995, and
San Mateo, CA 94403-1906         Chief         President and
                                 Executive     Chief Executive
                                 Officer -     Officer -
                                 Investment    Investment
                                 Management    Management
                                               since 2002
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 49 of the investment companies in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)           Vice President  Since 1995      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan (43)        Vice President  Since 1995     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President,
Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill (55)            Senior Vice   Since 2002     Not Applicable             None
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------


52 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
David P. Goss (56)             Vice President  Since 2000       Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
----------------------------------------------------------------------------------------------------------------------------------
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and President, Chief Executive
Officer and Director, Property formerly, Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
----------------------------------------------------------------------------------------------------------------------------------
Barbara J. Green (55)          Vice President  Since 2000      Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
----------------------------------------------------------------------------------------------------------------------------------
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice
President, Templeton Worldwide, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments; and formerly, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to
the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------------
Michael O. Magdol (66)         Vice President  Since 2002      Not Applicable              Director, FTI Banque, Arch
600 Fifth Avenue               - AML                                                      Chemicals, Inc. and Lingnan
Rockefeller Center             Compliance                                                 Foundation.
New York, NY 10048-0772
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
----------------------------------------------------------------------------------------------------------------------------------
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
Kimberley H. Monasterio (39)   Treasurer and   Treasurer since  Not Applicable              None
One Franklin Parkway           Chief Financial 2000 and Chief
San Mateo, CA 94403-1906       Officer         Financial
                                               Officer
                                               since 2002
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

                                                           Annual Report | 53

---------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)         Vice President  Since 2000      Not Applicable             None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and formerly, Chief Executive Officer and Managing Director,
Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Funds' adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE TRUST'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


54 | Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request



For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust Templeton Global Smaller Companies Fund Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio Franklin Templeton Hard Currency Fund Franklin Total Return Fund

Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

STATE-SPECIFIC TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY). 11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03    Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Templeton
Fund Allocator Series



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Fund Allocator Series prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FAS A2003 09/03

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 26, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 26, 2003